                                                                               R
WEALTH BUILDING OPPORTUNITY


OHIO NATIONAL
VARIABLE ACCOUNT R
--------------------------------------------------------------------------------




                                                ANNUAL REPORT
                                                -------------------------------
                                                DECEMBER 31, 2004


                                                OHIO NATIONAL VARIABLE ACCOUNT R



-------------------------------------------------------------------------------
[OHIO NATIONAL FINANCIAL SERVICES LOGO] Ohio National Financial Services(R)
-------------------------------------------------------------------------------

                    THE OHIO NATIONAL LIFE ASSURANCE COMPANY
                   ONE FINANCIAL WAY, CINCINNATI, OHIO 45242

MESSAGE FROM THE VICE CHAIRMAN

We are pleased to provide you with your copy of the 2004 Ohio National Variable Account R Annual Report. The report outlines the performance of the underlying portfolios owned by Ohio National Variable Account R for 2004 and the prior periods presented. We're pleased to share these results with you.

Please also refer to the accompanying Fund Annual Report for detailed information regarding Ohio National Fund, Inc. and/or The Dow Target Variable Fund LLC, or any other fund to which you allocated your contract values.

We appreciate you choosing an Ohio National product, and we look forward to continuing to serve your financial service needs. Please contact your registered representative with any questions, or if you need additional assistance, please contact our customer service center at 1-800-366-6654.

/s/ JOHN J. PALMER
Vice Chairman
February 22, 2005

ELECTRONIC DELIVERY OF FINANCIAL DOCUMENTS

To receive your variable product documents electronically, please go to www.ohionational.com, click on "access your policy/contract" and follow the instructions. After you have registered for electronic delivery, we will mail you a postcard informing you when your updated documents are available online. On the website, you can also view your current values, change allocations and make transfers.

In order to receive your documents electronically, you must visit our website and consent online to electronic delivery. If you previously registered for electronic delivery other than online, or if you have not visited the website in a while, please logon again. You will be prompted to update your consent.

We urge you to take advantage of this opportunity!

                               ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account R. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account R.

THIS ANNUAL REPORT HAS FOUR MAJOR SECTIONS:

STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY
This statement lists all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value and contracts in accumulation period. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

STATEMENTS OF OPERATIONS
The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Expenses included are the risk and administrative expenses, which are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as fund shares are sold, and the change in unrealized gain or loss.

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
The Statements of Changes in Contract Owners' Equity include increase or decrease in Contract Owners' Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates purchase payments, transfers to and from fixed & other subaccounts, withdrawals, surrenders, death benefit payments, surrender charges, and cost of insurance & administrative fee. The sum of these two sections represents the Net Change in Contract Owners' Equity which, when added to the beginning Contracts Owners' Equity, equals Contract Owners' Equity at the end of the reporting period. The Changes in Units section illustrates the number of units purchased and redeemed for each underlying fund subaccount during the period reported.

NOTES TO THE FINANCIAL STATEMENTS
The Notes to the Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 2)
                                                              --------------     -----------------------
OHIO NATIONAL FUND, INC.:
Equity Subaccount
1,585,511 Shares (Cost $40,138,481).........................   $ 44,156,493           $ 44,156,493
Money Market Subaccount
593,804 Shares (Cost $5,938,037)............................      5,938,037              5,938,037
Bond Subaccount
362,522 Shares (Cost $3,784,150)............................      4,107,370              4,107,370
Omni Subaccount
565,349 Shares (Cost $9,072,768)............................      7,377,798              7,377,798
International Subaccount
1,339,132 Shares (Cost $16,374,066).........................     13,177,060             13,177,060
Capital Appreciation Subaccount
911,149 Shares (Cost $12,111,399)...........................     14,860,835             14,860,835
Discovery Subaccount
857,377 Shares (Cost $18,302,207)...........................     15,921,500             15,921,500
International Small Company Subaccount
329,648 Shares (Cost $4,375,711)............................      4,842,536              4,842,536
Aggressive Growth Subaccount
548,766 Shares (Cost $4,441,602)............................      3,270,643              3,270,643
Small Cap Growth Subaccount
353,922 Shares (Cost $3,842,682)............................      2,895,083              2,895,083
Mid Cap Opportunity Subaccount
915,199 Shares (Cost $13,087,984)...........................     14,487,599             14,487,599
S&P 500 Index Subaccount
1,979,070 Shares (Cost $25,070,239).........................     24,857,125             24,857,125
Blue Chip Subaccount
130,201 Shares (Cost $1,221,312)............................      1,425,703              1,425,703
High Income Bond Subaccount
170,966 Shares (Cost $1,313,793)............................      1,478,859              1,478,859
Capital Growth Subaccount
132,383 Shares (Cost $2,503,526)............................      2,275,671              2,275,671
Nasdaq-100 Index Subaccount
221,745 Shares (Cost $780,656)..............................        926,893                926,893
Bristol Subaccount
20,065 Shares (Cost $196,885)...............................        201,858                201,858
Bryton Growth Subaccount
28,048 Shares (Cost $251,082)...............................        281,321                281,321

JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
Growth Subaccount
335,097 Shares (Cost $8,415,454)............................      6,725,404              6,725,404

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 2)
                                                              --------------     -----------------------
JANUS ASPEN SERIES -- INSTITUTIONAL SHARES: (CONTINUED)
Worldwide Growth Subaccount
156,508 Shares (Cost $5,613,943)............................   $  4,191,284           $  4,191,284
Balanced Subaccount
159,129 Shares (Cost $3,757,651)............................      3,881,149              3,881,149

STRONG VARIABLE INSURANCE FUNDS, INC.:
Opportunity II Subaccount
76,955 Shares (Cost $1,473,690).............................      1,727,637              1,727,637
Multi Cap Value II Subaccount
28,190 Shares (Cost $265,875)...............................        331,802                331,802
Mid Cap Growth II Subaccount
128,194 Shares (Cost $2,488,858)............................      2,097,254              2,097,254

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income Subaccount
140,660 Shares (Cost $1,417,065)............................      1,647,124              1,647,124
Core US Equity Subaccount
33,322 Shares (Cost $356,352)...............................        413,858                413,858
Capital Growth Subaccount
42,974 Shares (Cost $418,447)...............................        446,495                446,495

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I:
US Real Estate Subaccount
70,539 Shares (Cost $1,040,342).............................      1,444,635              1,444,635

LAZARD RETIREMENT SERIES, INC.:
Emerging Market Subaccount
181,507 Shares (Cost $1,706,548)............................      2,524,762              2,524,762
Small Cap Subaccount
241,896 Shares (Cost $3,097,381)............................      4,088,038              4,088,038

PBHG INSURANCE SERIES FUND:
Technology & Communications Subaccount
83,837 Shares (Cost $217,669)...............................        194,503                194,503

FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS
  2:
VIP Mid-Cap Subaccount
219,965 Shares (Cost $4,746,303)............................      6,572,554              6,572,554
VIP Contrafund Subaccount
145,462 Shares (Cost $3,117,816)............................      3,832,933              3,832,933
VIP Growth Subaccount
42,820 Shares (Cost $1,283,613).............................      1,354,834              1,354,834
VIP Equity Income Subaccount
41,970 Shares (Cost $963,188)...............................      1,053,017              1,053,017

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 2)
                                                              --------------     -----------------------

JANUS ASPEN SERIES -- SERVICE SHARES:
Growth Subaccount
89,128 Shares (Cost $1,750,673).............................   $  1,768,298           $  1,768,298
Worldwide Growth Subaccount
81,527 Shares (Cost $2,185,389).............................      2,170,252              2,170,252
Balanced Subaccount
134,865 Shares (Cost $3,103,314)............................      3,403,995              3,403,995
International Growth Subaccount
10,880 Shares (Cost $256,730)...............................        293,109                293,109

J.P. MORGAN SERIES TRUST II:
Small Company Subaccount
23,067 Shares (Cost $347,845)...............................        412,444                412,444
Mid Cap Value Subaccount
72,882 Shares (Cost $1,520,272).............................      1,889,093              1,889,093

MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
New Discovery Subaccount
8,562 Shares (Cost $113,301)................................        125,941                125,941
Investors Growth Stock Subaccount
22,784 Shares (Cost $194,419)...............................        212,807                212,807
Mid Cap Growth Subaccount
38,609 Shares (Cost $236,483)...............................        270,264                270,264
Total Return Subaccount
168,412 Shares (Cost $3,182,866)............................      3,578,753              3,578,753

THE PRUDENTIAL SERIES FUND, INC.:
Jennison Subaccount
4,324 Shares (Cost $68,045).................................         77,699                 77,699
Jennison 20/20 Focus Subaccount
5,828 Shares (Cost $62,183).................................         71,278                 71,278

UBS SERIES TRUST :
U.S. Allocation Subaccount
5,269 Shares (Cost $59,740).................................         70,922                 70,922

PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES:
Real Return Subaccount
116,819 Shares (Cost $1,454,850)............................      1,509,295              1,509,295
Total Return Subaccount
207,143 Shares (Cost $2,160,612)............................      2,177,073              2,177,073
Global Bond Subaccount
43,437 Shares (Cost $550,264)...............................        576,405                576,405

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 2)
                                                              --------------     -----------------------

CALVERT VARIABLE SERIES, INC.:
Social Equity Subaccount
18,197 Shares (Cost $255,317)...............................   $    308,249           $    308,249

DREYFUS VARIABLE INVESTMENT FUND -- SERVICE CLASS:
Appreciation Subaccount
4,886 Shares (Cost $159,798)................................        173,249                173,249

ROYCE CAPITAL FUND:
Small-Cap Subaccount
317,464 Shares (Cost $2,545,766)............................      2,857,176              2,857,176
Micro-Cap Subaccount
152,639 Shares (Cost $1,681,281)............................      1,755,352              1,755,352

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS II:
Core Plus Fixed Income Subaccount
3,470 Shares (Cost $39,636).................................         39,942                 39,942
US Real Estate Subaccount
16,926 Shares (Cost $296,466)...............................        344,946                344,946
                                                               ------------           ------------

TOTALS......................................................   $229,096,209           $229,096,209
                                                               ============           ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                     OHIO NATIONAL FUND, INC.
                                 ------------------------------------------------------------------------------------------------
                                                                                                         CAPITAL
                                   EQUITY     MONEY MARKET      BOND         OMNI      INTERNATIONAL   APPRECIATION    DISCOVERY
                                 SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                 ----------   ------------   ----------   ----------   -------------   ------------   -----------
                                    2004          2004          2004         2004          2004            2004          2004
                                 ----------   ------------   ----------   ----------   -------------   ------------   -----------
Investment activity:
  Reinvested dividends.........  $   18,179    $   60,606    $        0   $   99,900    $        0      $   53,342    $        0
  Risk & administrative expense
     (note 3)..................    (291,660)      (42,863)      (29,198)     (53,082)      (90,663)       (100,683)     (112,670)
                                 ----------    ----------    ----------   ----------    ----------      ----------    ----------
       Net investment
          activity.............    (273,481)       17,743       (29,198)      46,818       (90,663)        (47,341)     (112,670)
                                 ----------    ----------    ----------   ----------    ----------      ----------    ----------
Realized & unrealized gain
  (loss) on investments:
  Reinvested capital gains.....           0             0             0            0             0               0             0
  Realized gain (loss).........     (70,817)        2,229        45,869     (194,095)     (494,947)        144,920      (435,630)
  Unrealized gain..............   4,939,436             0       181,545      590,132     2,019,207       1,458,194     2,032,153
                                 ----------    ----------    ----------   ----------    ----------      ----------    ----------
       Net gain on
          investments..........   4,868,619         2,229       227,414      396,037     1,524,260       1,603,114     1,596,523
                                 ----------    ----------    ----------   ----------    ----------      ----------    ----------
          Net increase in
            contract owners'
            equity from
            operations.........  $4,595,138    $   19,972    $  198,216   $  442,855    $1,433,597      $1,555,773    $1,483,853
                                 ==========    ==========    ==========   ==========    ==========      ==========    ==========

                                                                   OHIO NATIONAL FUND, INC.
                             ----------------------------------------------------------------------------------------------------
                             INTERNATIONAL    AGGRESSIVE    SMALL CAP      MID CAP          S&P                       HIGH INCOME
                               SMALL CO.        GROWTH        GROWTH     OPPORTUNITY     500 INDEX      BLUE CHIP        BOND
                              SUBACCOUNT      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                             -------------   ------------   ----------   -----------   -------------   ------------   -----------
                                 2004            2004          2004         2004           2004            2004          2004
                             -------------   ------------   ----------   -----------   -------------   ------------   -----------
Investment activity:
  Reinvested dividends.....   $   45,691      $        0    $        0   $        0     $  267,971      $   18,242    $    4,527
  Risk & administrative
     expense (note 3)......      (32,209)        (22,321)      (19,279)    (100,894)      (171,178)         (9,342)       (8,405)
                              ----------      ----------    ----------   ----------     ----------      ----------    ----------
       Net investment
          activity.........       13,482         (22,321)      (19,279)    (100,894)        96,793           8,900        (3,878)
                              ----------      ----------    ----------   ----------     ----------      ----------    ----------
Realized & unrealized gain
  (loss) on investments:
  Reinvested capital
     gains.................            0               0             0            0              0               0             0
  Realized gain (loss).....      (12,260)       (147,574)     (193,634)      10,995       (186,489)         19,470        16,153
  Unrealized gain..........      807,497         417,730       489,199    1,750,453      2,291,897          84,686       107,996
                              ----------      ----------    ----------   ----------     ----------      ----------    ----------
       Net gain on
          investments......      795,237         270,156       295,565    1,761,448      2,105,408         104,156       124,149
                              ----------      ----------    ----------   ----------     ----------      ----------    ----------
          Net increase in
            contract
            owners' equity
            from
            operations.....   $  808,719      $  247,835    $  276,286   $1,660,554     $2,202,201      $  113,056    $  120,271
                              ==========      ==========    ==========   ==========     ==========      ==========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                 OHIO NATIONAL FUND, INC.
                                             ----------------------------------------------------------------
                                               CAPITAL                                              BRYTON
                                               GROWTH        NASDAQ-100 INDEX       BRISTOL         GROWTH
                                             SUBACCOUNT         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                             -----------     ----------------     -----------     -----------
                                                2004               2004              2004            2004
                                             -----------     ----------------     -----------     -----------
Investment activity:
  Reinvested dividends.....................  $         0       $         0        $     2,006     $         0
  Risk & administrative expense (note 3)...      (14,804)           (6,844)            (1,005)         (1,744)
                                             -----------       -----------        -----------     -----------
       Net investment activity.............      (14,804)           (6,844)             1,001          (1,744)
                                             -----------       -----------        -----------     -----------
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains.................            0                 0             20,635               0
  Realized gain (loss).....................     (135,412)           34,270              2,032           3,695
  Unrealized gain (loss)...................      516,289            54,688            (10,677)         12,099
                                             -----------       -----------        -----------     -----------
       Net gain on investments.............      380,877            88,958             11,990          15,794
                                             -----------       -----------        -----------     -----------
          Net increase in contract owners'
            equity from operations.........  $   366,073       $    82,114        $    12,991     $    14,050
                                             ===========       ===========        ===========     ===========

                                              JANUS ASPEN SERIES - INSTITUTIONAL SHARES
                                             -------------------------------------------
                                                              WORLDWIDE
                                               GROWTH          GROWTH         BALANCED
                                             SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                             -----------     -----------     -----------
                                                2004            2004            2004
                                             -----------     -----------     -----------
Investment activity:
  Reinvested dividends.....................  $     9,629     $    41,909     $    84,733
  Risk & administrative expense (note 3)...      (49,201)        (31,656)        (27,993)
                                             -----------     -----------     -----------
       Net investment activity.............      (39,572)         10,253          56,740
                                             -----------     -----------     -----------
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains.................            0               0               0
  Realized gain (loss).....................     (382,855)       (342,983)         (7,747)
  Unrealized gain (loss)...................      654,600         502,009         233,830
                                             -----------     -----------     -----------
       Net gain on investments.............      271,745         159,026         226,083
                                             -----------     -----------     -----------
          Net increase in contract owners'
            equity from operations.........  $   232,173     $   169,279     $   282,823
                                             ===========     ===========     ===========

                                                  STRONG VARIABLE INSURANCE FUNDS, INC.
                                             ------------------------------------------------
                                             OPPORTUNITY        MULTI CAP           MID CAP
                                                 II              VALUE II          GROWTH II
                                             SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                             -----------     ----------------     -----------
                                                2004               2004              2004
                                             -----------     ----------------     -----------
Investment activity:
  Reinvested dividends.....................  $         0       $         0        $         0
  Risk & administrative expense (note 3)...      (12,528)           (2,467)           (13,745)
                                             -----------       -----------        -----------
       Net investment activity.............      (12,528)           (2,467)           (13,745)
                                             -----------       -----------        -----------
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains.................            0                 0                  0
  Realized gain (loss).....................       29,061            12,561           (154,061)
  Unrealized gain..........................      257,155            36,531            500,552
                                             -----------       -----------        -----------
       Net gain on investments.............      286,216            49,092            346,491
                                             -----------       -----------        -----------
          Net increase in contract owners'
            equity from operations.........  $   273,688       $    46,625        $   332,746
                                             ===========       ===========        ===========

                                                                                            VAN KAMPEN
                                                                                            UNIV. INST.
                                                                                              FUNDS -
                                               GOLDMAN SACHS VARIABLE INSURANCE TRUST         CLASS I
                                             ------------------------------------------     -----------
                                              GROWTH &         CORE US        CAPITAL         US REAL
                                               INCOME          EQUITY          GROWTH         ESTATE
                                             SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                             -----------     -----------     ----------     -----------
                                                2004            2004            2004           2004
                                             -----------     -----------     ----------     -----------
Investment activity:
  Reinvested dividends.....................  $    23,343     $     4,289     $   3,013      $    13,885
  Risk & administrative expense (note 3)...       (9,299)         (2,285)       (2,869)          (6,709)
                                             -----------     -----------     ----------     -----------
       Net investment activity.............       14,044           2,004           144            7,176
                                             -----------     -----------     ----------     -----------
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains.................            0               0             0           16,164
  Realized gain (loss).....................       14,825           3,662          (658)          31,228
  Unrealized gain..........................      190,372          39,712        33,273          269,158
                                             -----------     -----------     ----------     -----------
       Net gain on investments.............      205,197          43,374        32,615          316,550
                                             -----------     -----------     ----------     -----------
          Net increase in contract owners'
            equity from operations.........  $   219,241     $    45,378     $  32,759      $   323,726
                                             ===========     ===========     ==========     ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                PBHG
                                                  LAZARD RETIREMENT          INSURANCE
                                                     SERIES, INC            SERIES FUND
                                              -------------------------     ------------
                                               EMERGING        SMALL
                                                MARKET          CAP         TECH & COMM.
                                              SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                              ----------     ----------     ------------
                                                 2004           2004            2004
                                              ----------     ----------     ------------
Investment activity:
  Reinvested dividends......................   $ 12,024       $      0        $      0
  Risk & administrative expense (note 3)....    (13,257)       (27,525)         (1,317)
       Net investment activity..............     (1,233)       (27,525)         (1,317)
                                               --------       --------        --------
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains..................          0              0               0
  Realized gain (loss)......................     62,555        163,001         (24,476)
  Unrealized gain...........................    467,724        376,771          31,573
                                               --------       --------        --------
       Net gain on investments..............    530,279        539,772           7,097
                                               --------       --------        --------
          Net increase in contract owners'
            equity from operations..........   $529,046       $512,247        $  5,780
                                               ========       ========        ========


                                               FIDELITY VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS 2
                                              --------------------------------------------------------------
                                                  VIP             VIP             VIP              VIP
                                                MID-CAP       CONTRAFUND        GROWTH        EQUITY INCOME
                                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                                              -----------     -----------     -----------     --------------
                                                 2004            2004            2004              2004
                                              -----------     -----------     -----------     --------------
Investment activity:
  Reinvested dividends......................  $        0       $  4,792         $ 1,313          $ 2,108
  Risk & administrative expense (note 3)....     (32,349)       (18,416)         (7,635)          (4,166)
       Net investment activity..............     (32,349)       (13,624)         (6,322)          (2,058)
                                              ----------       --------         -------          -------
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains..................           0              0               0              549
  Realized gain (loss)......................      80,300         27,514           1,340              (21)
  Unrealized gain...........................   1,068,868        394,419          38,726           89,067
                                              ----------       --------         -------          -------
       Net gain on investments..............   1,149,168        421,933          40,066           89,595
                                              ----------       --------         -------          -------
          Net increase in contract owners'
            equity from operations..........  $1,116,819       $408,309         $33,744          $87,537
                                              ==========       ========         =======          =======

                                                  JANUS ASPEN SERIES - SERVICE SHARES                 J.P. MORGAN SERIES TRUST II
                                       ----------------------------------------------------------     ---------------------------
                                                      WORLDWIDE                     INTERNATIONAL        SMALL          MID CAP
                                         GROWTH         GROWTH        BALANCED         GROWTH           COMPANY          VALUE
                                       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                       ----------     ----------     ----------     -------------     -----------     -----------
                                          2004           2004           2004            2004             2004            2004
                                       ----------     ----------     ----------     -------------     -----------     -----------
Investment activity:
  Reinvested dividends...............   $      0       $19,157        $ 71,412         $ 1,946          $     0        $  3,057
  Risk & administrative expense (note
     3)..............................    (10,895)      (13,406)        (20,424)         (1,351)          (1,166)         (8,930)
                                        --------       -------        --------         -------          -------        --------
       Net investment activity.......    (10,895)        5,751          50,988             595           (1,166)         (5,873)
                                        --------       -------        --------         -------          -------        --------
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains...........          0             0               0               0                0           5,261
  Realized gain (loss)...............    (13,402)      (13,120)         23,201           5,416            4,431          12,539
  Unrealized gain....................     85,775        84,332         160,321          29,925           52,834         237,148
                                        --------       -------        --------         -------          -------        --------
       Net gain on investments.......     72,373        71,212         183,522          35,341           57,265         254,948
                                        --------       -------        --------         -------          -------        --------
          Net increase in contract
            owners' equity from
            operations...............   $ 61,478       $76,963        $234,510         $35,936          $56,099        $249,075
                                        ========       =======        ========         =======          =======        ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                                         THE PRUDENTIAL SERIES
                                               MFS VARIABLE INSURANCE TRUST - SERVICE CLASS                    FUND, INC.
                                         ---------------------------------------------------------     --------------------------
                                            NEW          INVESTORS        MID CAP         TOTAL                        JENNISON
                                         DISCOVERY      GROWTH STOCK       GROWTH         RETURN        JENNISON      20/20 FOCUS
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                         ----------     ------------     ----------     ----------     ----------     -----------
                                            2004            2004            2004           2004           2004           2004
                                         ----------     ------------     ----------     ----------     ----------     -----------
Investment activity:
  Reinvested dividends.................    $    0         $     0         $     0        $ 40,874        $   31         $    0
  Risk & administrative expense (note
     3)................................      (871)         (1,066)         (1,490)        (19,840)         (403)          (318)
                                           ------         -------         -------        --------        ------         ------
       Net investment activity.........      (871)         (1,066)         (1,490)         21,034          (372)          (318)
                                           ------         -------         -------        --------        ------         ------
Realized & unrealized gain on
  investments:
  Reinvested capital gains.............         0               0               0               0             0              0
  Realized gain........................     3,452             575           1,317          38,284           639            223
  Unrealized gain......................     1,815          13,440          23,710         230,476         5,751          8,063
                                           ------         -------         -------        --------        ------         ------
       Net gain on investments.........     5,267          14,015          25,027         268,760         6,390          8,286
                                           ------         -------         -------        --------        ------         ------
          Net increase in contract
            owners' equity from
            operations.................    $4,396         $12,949         $23,537        $289,794        $6,018         $7,968
                                           ======         =======         =======        ========        ======         ======

                                                                                                                       DREYFUS
                                                                                                      CALVERT          VARIABLE
                                      UBS SERIES          PIMCO VARIABLE INSURANCE TRUST -            VARIABLE       INV. FUND -
                                        TRUST                  ADMINISTRATIVE SHARES                SERIES, INC.       SERVICE
                                      ----------     ------------------------------------------     ------------        CLASS
                                         U.S.            REAL           TOTAL          GLOBAL          SOCIAL        ------------
                                      ALLOCATION        RETURN          RETURN          BOND           EQUITY        APPRECIATION
                                      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                      ----------     ------------     ----------     ----------     ------------     ------------
                                         2004            2004            2004           2004            2004             2004
                                      ----------     ------------     ----------     ----------     ------------     ------------
Investment activity:
  Reinvested dividends..............    $  286         $11,402         $36,224        $ 8,403         $   225           $2,389
  Risk & administrative expense
     (note 3).......................      (363)         (8,187)        (14,148)        (3,260)         (2,120)          (1,166)
                                        ------         -------         -------        -------         -------           ------
       Net investment activity......       (77)          3,215          22,076          5,143          (1,895)           1,223
                                        ------         -------         -------        -------         -------           ------
Realized & unrealized gain on
  investments:
  Reinvested capital gains..........         0          41,194          31,049         34,689               0                0
  Realized gain.....................       856           7,673           2,830          2,704           5,457            1,806
  Unrealized gain...................     4,770          36,841          25,035          6,081          15,089            3,497
                                        ------         -------         -------        -------         -------           ------
       Net gain on investments......     5,626          85,708          58,914         43,474          20,546            5,303
                                        ------         -------         -------        -------         -------           ------
          Net increase in contract
            owners' equity from
            operations..............    $5,549         $88,923         $80,990        $48,617         $18,651           $6,526
                                        ======         =======         =======        =======         =======           ======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                               VAN KAMPEN UNIVERSAL
                                                                                               INSTITUTIONAL FUNDS -
                                                                 ROYCE CAPITAL FUND                  CLASS II
                                                              -------------------------     ---------------------------
                                                                                             CORE PLUS        US REAL
                                                              SMALL-CAP      MICRO-CAP      FIXED INCOME       ESTATE
                                                              SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                              ----------     ----------     ------------     ----------
                                                                 2004           2004            2004            2004
                                                              ----------     ----------     ------------     ----------
Investment activity:
  Reinvested dividends......................................   $      0       $      0         $1,324         $ 1,183
  Risk & administrative expense (note 3)....................    (12,438)        (9,944)          (231)           (618)
                                                               --------       --------         ------         -------
       Net investment activity..............................    (12,438)        (9,944)         1,093             565
                                                               --------       --------         ------         -------
Realized & unrealized gain on investments:
  Reinvested capital gains..................................    135,931        126,406             80           1,395
  Realized gain.............................................     13,041         14,767              2             478
  Unrealized gain...........................................    273,505         23,683              5          46,081
                                                               --------       --------         ------         -------
       Net gain on investments..............................    422,477        164,856             87          47,954
                                                               --------       --------         ------         -------
          Net increase in contract owners' equity from
          operations........................................   $410,039       $154,912         $1,180         $48,519
                                                               ========       ========         ======         =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                  OHIO NATIONAL FUND, INC.
                                            --------------------------------------------------------------------
                                                     EQUITY                    MONEY MARKET              BOND
                                                   SUBACCOUNT                   SUBACCOUNT            SUBACCOUNT
                                            -------------------------   ---------------------------   ----------
                                               2004          2003           2004           2003          2004
                                            -----------   -----------   ------------   ------------   ----------
Increase in contract owners' equity from
  operations:
  Net investment activity................   $  (273,481)  $  (176,901)  $    17,743    $      1,840   $  (29,198)
  Reinvested capital gains...............             0             0             0               0            0
  Realized gain (loss)...................       (70,817)     (586,332)        2,229           2,004       45,869
  Unrealized gain........................     4,939,436    12,310,478             0               0      181,545
                                            -----------   -----------   ------------   ------------   ----------
     Net increase in contract owners'
       equity from operations............     4,595,138    11,547,245        19,972           3,844      198,216
                                            -----------   -----------   ------------   ------------   ----------
Equity transactions:
  Contract purchase payments.............     4,682,712     4,148,383     4,782,947       4,302,238      625,376
  Transfers from fixed & other
     subaccounts.........................     3,353,232     2,840,039     7,122,890       6,661,136      623,070
  Withdrawals, surrenders & death benefit
     payments............................    (2,384,874)   (1,407,427)     (213,016)       (443,343)    (356,586)
  Surrender charges (note 3).............      (175,587)     (284,264)     (107,012)        (90,148)     (22,413)
  Transfers to fixed & other
     subaccounts.........................    (2,589,545)   (1,710,163)  (12,145,119)    (10,680,785)    (608,686)
  Cost of insurance & administrative fee
     (note 3)............................    (2,491,707)   (2,396,612)     (520,592)       (657,422)    (252,832)
                                            -----------   -----------   ------------   ------------   ----------
     Net equity transactions.............       394,231     1,189,956    (1,079,902)       (908,324)       7,929
                                            -----------   -----------   ------------   ------------   ----------
       Net change in contract owners'
          equity.........................     4,989,369    12,737,201    (1,059,930)       (904,480)     206,145
Contract owners' equity:
  Beginning of period....................    39,167,124    26,429,923     6,997,967       7,902,447    3,901,225
                                            -----------   -----------   ------------   ------------   ----------
  End of period..........................   $44,156,493   $39,167,124   $ 5,938,037    $  6,997,967   $4,107,370
                                            ===========   ===========   ============   ============   ==========
Change in units:
  Beginning units........................     1,104,141     1,067,502       353,266         398,887      140,154
                                            -----------   -----------   ------------   ------------   ----------
  Units purchased........................       223,628       232,289       571,541         526,431       42,877
  Units redeemed.........................      (212,325)     (195,650)     (625,815)       (572,052)     (42,628)
                                            -----------   -----------   ------------   ------------   ----------
  Ending units...........................     1,115,444     1,104,141       298,992         353,266      140,403
                                            ===========   ===========   ============   ============   ==========

                                                 OHIO NATIONAL FUND, INC.
                                           -------------------------------------
                                              BOND                OMNI
                                           SUBACCOUNT           SUBACCOUNT
                                           -----------   -----------------------
                                              2003          2004         2003
                                           -----------   ----------   ----------
Increase in contract owners' equity from
  operations:
  Net investment activity................  $   206,908   $   46,818   $   65,070
  Reinvested capital gains...............            0            0            0
  Realized gain (loss)...................       93,280     (194,095)    (281,187)
  Unrealized gain........................      129,238      590,132    1,646,475
                                           -----------   ----------   ----------
     Net increase in contract owners'
       equity from operations............      429,426      442,855    1,430,358
                                           -----------   ----------   ----------
Equity transactions:
  Contract purchase payments.............      586,760      857,700      973,876
  Transfers from fixed & other
     subaccounts.........................    1,085,113      280,315      226,096
  Withdrawals, surrenders & death benefit
     payments............................     (209,137)    (283,194)    (286,476)
  Surrender charges (note 3).............      (49,017)     (33,736)     (41,337)
  Transfers to fixed & other
     subaccounts.........................   (1,888,806)    (439,712)    (313,332)
  Cost of insurance & administrative fee
     (note 3)............................     (314,910)    (544,261)    (566,281)
                                           -----------   ----------   ----------
     Net equity transactions.............     (789,997)    (162,888)      (7,454)
                                           -----------   ----------   ----------
       Net change in contract owners'
          equity.........................     (360,571)     279,967    1,422,904
Contract owners' equity:
  Beginning of period....................    4,261,796    7,097,831    5,674,927
                                           -----------   ----------   ----------
  End of period..........................  $ 3,901,225   $7,377,798   $7,097,831
                                           ===========   ==========   ==========
Change in units:
  Beginning units........................      167,865      326,920      327,405
                                           -----------   ----------   ----------
  Units purchased........................       62,451       51,015       62,009
  Units redeemed.........................      (90,162)     (58,310)     (62,494)
                                           -----------   ----------   ----------
  Ending units...........................      140,154      319,625      326,920
                                           ===========   ==========   ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                   OHIO NATIONAL FUND, INC.
                                             ---------------------------------------------------------------------

                                                    INTERNATIONAL            CAPITAL APPRECIATION       DISCOVERY
                                                     SUBACCOUNT                   SUBACCOUNT           SUBACCOUNT
                                             ---------------------------   -------------------------   -----------
                                                 2004           2003          2004          2003          2004
                                             -------------   -----------   -----------   -----------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity.................    $   (90,663)   $   (30,119)  $   (47,341)  $   (55,638)  $  (112,670)
  Reinvested capital gains................              0              0             0             0             0
  Realized gain (loss)....................       (494,947)    (1,134,429)      144,920      (160,286)     (435,630)
  Unrealized gain.........................      2,019,207      4,134,521     1,457,194     3,461,185     2,032,153
                                              -----------    -----------   -----------   -----------   -----------
     Net increase in contract owners'
       equity from operations.............      1,433,597      2,969,973     1,554,773     3,245,261     1,483,853
                                              -----------    -----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments..............      1,536,951      1,711,508     1,539,003     1,870,012     1,902,675
  Transfers from fixed & other
     subaccounts..........................        571,830        352,553       764,107       819,117       453,760
  Withdrawals, surrenders & death benefit
     payments.............................       (725,022)      (423,178)     (414,192)     (470,975)     (529,374)
  Surrender charges (note 3)..............        (58,820)       (74,325)      (96,724)     (110,359)     (129,879)
  Transfers to fixed & other
     subaccounts..........................       (911,450)    (1,303,269)   (1,431,954)   (1,430,148)   (1,653,226)
  Cost of insurance & administrative fee
     (note 3).............................       (851,603)      (869,769)     (844,597)     (924,434)   (1,013,271)
                                              -----------    -----------   -----------   -----------   -----------
     Net equity transactions..............       (438,114)      (606,480)     (484,357)     (246,787)     (969,315)
                                              -----------    -----------   -----------   -----------   -----------
       Net change in contract owners'
          equity..........................        995,483      2,363,493     1,070,416     2,998,474       514,538
Contract owners' equity:
  Beginning of period.....................     12,181,577      9,818,084    13,790,419    10,791,945    15,406,962
                                              -----------    -----------   -----------   -----------   -----------
  End of period...........................    $13,177,060    $12,181,577   $14,860,835   $13,790,419   $15,921,500
                                              ===========    ===========   ===========   ===========   ===========
Change in units:
  Beginning units.........................        743,455        788,602       530,787       542,265       615,441
                                              -----------    -----------   -----------   -----------   -----------
  Units purchased.........................        123,031        149,750        84,990       121,840        87,965
  Units redeemed..........................       (149,279)      (194,897)     (103,524)     (133,318)     (125,776)
                                              -----------    -----------   -----------   -----------   -----------
  Ending units............................        717,207        743,455       512,253       530,787       577,630
                                              ===========    ===========   ===========   ===========   ===========

                                                  OHIO NATIONAL FUND, INC.
                                            -------------------------------------
                                                            INTERNATIONAL SMALL
                                             DISCOVERY            COMPANY
                                            SUBACCOUNT          SUBACCOUNT
                                            -----------   -----------------------
                                               2003          2004         2003
                                            -----------   ----------   ----------
Increase in contract owners' equity from
  operations:
  Net investment activity.................  $   (96,194)  $   13,482   $  (16,591)
  Reinvested capital gains................            0            0            0
  Realized gain (loss)....................     (721,446)     (12,260)    (114,986)
  Unrealized gain.........................    4,986,397      807,497    1,509,012
                                            -----------   ----------   ----------
     Net increase in contract owners'
       equity from operations.............    4,168,757      808,719    1,377,435
                                            -----------   ----------   ----------
Equity transactions:
  Contract purchase payments..............    2,210,459      539,095      506,562
  Transfers from fixed & other
     subaccounts..........................      400,801      411,749      209,366
  Withdrawals, surrenders & death benefit
     payments.............................     (485,425)    (241,300)     (51,806)
  Surrender charges (note 3)..............     (117,357)     (29,864)     (21,002)
  Transfers to fixed & other
     subaccounts..........................   (1,150,824)    (502,815)    (205,605)
  Cost of insurance & administrative fee
     (note 3).............................   (1,105,505)    (279,619)    (262,244)
                                            -----------   ----------   ----------
     Net equity transactions..............     (247,851)    (102,754)     175,271
                                            -----------   ----------   ----------
       Net change in contract owners'
          equity..........................    3,920,906      705,965    1,552,706
Contract owners' equity:
  Beginning of period.....................   11,486,056    4,136,571    2,583,865
                                            -----------   ----------   ----------
  End of period...........................  $15,406,962   $4,842,536   $4,136,571
                                            ===========   ==========   ==========
Change in units:
  Beginning units.........................      626,936      232,660      222,020
                                            -----------   ----------   ----------
  Units purchased.........................      126,197       49,922       50,919
  Units redeemed..........................     (137,692)     (55,553)     (40,279)
                                            -----------   ----------   ----------
  Ending units............................      615,441      227,029      232,660
                                            ===========   ==========   ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                        OHIO NATIONAL FUND, INC.
                                              -----------------------------------------------------------------------------
                                                 AGGRESSIVE GROWTH         SMALL CAP GROWTH          MID CAP OPPORTUNITY
                                                    SUBACCOUNT                SUBACCOUNT                 SUBACCOUNT
                                              -----------------------   -----------------------   -------------------------
                                                 2004         2003         2004         2003         2004          2003
                                              ----------   ----------   ----------   ----------   -----------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity..................   $  (22,321)  $  (19,743)  $  (19,279)  $  (16,697)  $  (100,894)  $   (77,022)
  Reinvested capital gains.................            0            0            0            0             0             0
  Realized gain (loss).....................     (147,574)    (369,250)    (193,634)    (401,340)       10,995      (292,493)
  Unrealized gain..........................      417,730    1,111,508      489,199    1,266,034     1,750,453     4,512,181
                                              ----------   ----------   ----------   ----------   -----------   -----------
     Net increase in contract owners'
       equity from operations..............      247,835      722,515      276,286      847,997     1,660,554     4,142,666
                                              ----------   ----------   ----------   ----------   -----------   -----------
Equity transactions:
  Contract purchase payments...............      591,602      709,173      449,591      532,567     1,567,884     1,781,255
  Transfers from fixed & other
     subaccounts...........................       61,075       61,909      121,600      108,376       435,730       571,271
  Withdrawals, surrenders & death benefit
     payments..............................     (111,296)    (145,846)    (141,901)     (71,281)     (372,050)     (299,773)
  Surrender charges (note 3)...............      (31,301)     (47,690)     (45,108)     (27,110)     (123,345)     (128,825)
  Transfers to fixed & other subaccounts...     (259,929)    (355,034)    (299,250)    (395,003)   (1,372,613)     (905,852)
  Cost of insurance & administrative fee
     (note 3)..............................     (239,424)    (270,939)    (186,589)    (218,248)     (807,525)     (831,598)
                                              ----------   ----------   ----------   ----------   -----------   -----------
     Net equity transactions...............       10,727      (48,427)    (101,657)     (70,699)     (671,919)      186,478
                                              ----------   ----------   ----------   ----------   -----------   -----------
       Net change in contract owners'
          equity...........................      258,562      674,088      174,629      777,298       988,635     4,329,144
Contract owners' equity:
  Beginning of period......................    3,012,081    2,337,993    2,720,454    1,943,156    13,498,964     9,169,820
                                              ----------   ----------   ----------   ----------   -----------   -----------
  End of period............................   $3,270,643   $3,012,081   $2,895,083   $2,720,454   $14,487,599   $13,498,964
                                              ==========   ==========   ==========   ==========   ===========   ===========
Change in units:
  Beginning units..........................      417,152      422,595      255,980      263,778       690,056       680,877
                                              ----------   ----------   ----------   ----------   -----------   -----------
  Units purchased..........................       89,820      126,158       52,504       71,439        97,725       148,392
  Units redeemed...........................      (88,125)    (131,601)     (62,208)     (79,237)     (130,706)     (139,213)
                                              ----------   ----------   ----------   ----------   -----------   -----------
  Ending units.............................      418,847      417,152      246,276      255,980       657,075       690,056
                                              ==========   ==========   ==========   ==========   ===========   ===========

                                             OHIO NATIONAL FUND, INC.
                                             -------------------------
                                                   S&P 500 INDEX
                                                    SUBACCOUNT
                                             -------------------------
                                                2004          2003
                                             -----------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity..................  $    96,793   $    90,544
  Reinvested capital gains.................            0             0
  Realized gain (loss).....................     (186,489)     (691,684)
  Unrealized gain..........................    2,291,897     5,177,162
                                             -----------   -----------
     Net increase in contract owners'
       equity from operations..............    2,202,201     4,576,022
                                             -----------   -----------
Equity transactions:
  Contract purchase payments...............    3,790,090     4,110,223
  Transfers from fixed & other
     subaccounts...........................    2,068,333     2,505,963
  Withdrawals, surrenders & death benefit
     payments..............................     (719,516)     (424,826)
  Surrender charges (note 3)...............     (284,102)     (149,185)
  Transfers to fixed & other subaccounts...   (3,184,381)   (2,560,289)
  Cost of insurance & administrative fee
     (note 3)..............................   (1,620,245)   (1,629,650)
                                             -----------   -----------
     Net equity transactions...............       50,179     1,852,236
                                             -----------   -----------
       Net change in contract owners'
          equity...........................    2,252,380     6,428,258
Contract owners' equity:
  Beginning of period......................   22,604,745    16,176,487
                                             -----------   -----------
  End of period............................  $24,857,125   $22,604,745
                                             ===========   ===========
Change in units:
  Beginning units..........................    1,429,233     1,297,802
                                             -----------   -----------
  Units purchased..........................      356,261       481,826
  Units redeemed...........................     (349,937)     (350,395)
                                             -----------   -----------
  Ending units.............................    1,435,557     1,429,233
                                             ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                          OHIO NATIONAL FUND, INC.
                                            ----------------------------------------------------
                                              SOCIAL                                    EQUITY
                                            AWARENESS                                   INCOME
                                            SUBACCOUNT           BLUE CHIP            SUBACCOUNT
                                             (NOTE 5)            SUBACCOUNT            (NOTE 5)
                                            ----------    ------------------------    ----------
                                               2003          2004          2003          2003
                                            ----------    ----------    ----------    ----------
Increase in contract owners' equity from
  operations:
  Net investment activity...............    $     644     $    8,900    $    6,856    $     904
  Reinvested capital gains..............            0              0             0            0
  Realized gain (loss)..................     (164,921)        19,470        (7,459)     (45,188)
  Unrealized gain.......................      175,861         84,686       253,611       55,402
                                            ---------     ----------    ----------    ---------
     Net increase in contract owners'
       equity from operations...........       11,584        113,056       253,008       11,118
                                            ---------     ----------    ----------    ---------
Equity transactions:
  Contract purchase payments............       20,682        232,814       199,059       36,324
  Transfers from fixed & other
     subaccounts........................        5,589         76,956       467,226       37,611
  Withdrawals, surrenders & death
     benefit payments...................       (1,880)       (32,410)       (6,498)        (265)
  Surrender charges (note 3)............       (1,209)       (20,752)       (1,714)        (267)
  Transfers to fixed & other
     subaccounts........................     (262,245)      (152,097)     (122,068)    (321,654)
  Cost of insurance & administrative fee
     (note 3)...........................       (8,414)       (93,972)      (79,817)      (9,956)
                                            ---------     ----------    ----------    ---------
     Net equity transactions............     (247,477)        10,539       456,188     (258,207)
                                            ---------     ----------    ----------    ---------
       Net change in contract owners'
          equity........................     (235,893)       123,595       709,196     (247,089)
Contract owners' equity:
  Beginning of period...................      235,893      1,302,108       592,912      247,089
                                            ---------     ----------    ----------    ---------
  End of period.........................    $       0     $1,425,703    $1,302,108    $       0
                                            =========     ==========    ==========    =========
Change in units:
  Beginning units.......................       42,878        131,115        75,011       37,905
                                            ---------     ----------    ----------    ---------
  Units purchased.......................       23,766         30,783        80,087       11,492
  Units redeemed........................      (66,644)       (29,930)      (23,983)     (49,397)
                                            ---------     ----------    ----------    ---------
  Ending units..........................            0        131,968       131,115            0
                                            =========     ==========    ==========    =========

                                                       OHIO NATIONAL FUND, INC.
                                          ---------------------------------------------------

                                             HIGH INCOME BOND             CAPITAL GROWTH
                                                SUBACCOUNT                  SUBACCOUNT
                                          -----------------------    ------------------------
                                             2004         2003          2004          2003
                                          ----------    ---------    ----------    ----------
Increase in contract owners' equity from
  operations:
  Net investment activity...............  $   (3,878)   $  62,654    $  (14,804)   $  (11,438)
  Reinvested capital gains..............           0            0             0             0
  Realized gain (loss)..................      16,153        9,048      (135,412)     (198,682)
  Unrealized gain.......................     107,996      100,417       516,289       739,891
                                          ----------    ---------    ----------    ----------
     Net increase in contract owners'
       equity from operations...........     120,271      172,119       366,073       529,771
                                          ----------    ---------    ----------    ----------
Equity transactions:
  Contract purchase payments............     288,504      176,723       437,354       450,968
  Transfers from fixed & other
     subaccounts........................     443,353      514,832       329,828       239,418
  Withdrawals, surrenders & death
     benefit payments...................     (25,555)     (71,933)     (164,243)      (28,463)
  Surrender charges (note 3)............      (9,935)      (7,318)      (22,954)      (12,660)
  Transfers to fixed & other
     subaccounts........................    (245,544)    (300,087)     (463,103)     (290,698)
  Cost of insurance & administrative fee
     (note 3)...........................     (88,193)     (69,621)     (149,118)     (154,646)
                                          ----------    ---------    ----------    ----------
     Net equity transactions............     362,630      242,596       (32,236)      203,919
                                          ----------    ---------    ----------    ----------
       Net change in contract owners'
          equity........................     482,901      414,715       333,837       733,690
Contract owners' equity:
  Beginning of period...................     995,958      581,243     1,941,834     1,208,144
                                          ----------    ---------    ----------    ----------
  End of period.........................  $1,478,859    $ 995,958    $2,275,671    $1,941,834
                                          ==========    =========    ==========    ==========
Change in units:
  Beginning units.......................      80,651       57,364       274,649       237,616
                                          ----------    ---------    ----------    ----------
  Units purchased.......................      55,876       60,318        98,447       116,136
  Units redeemed........................     (27,504)     (37,031)     (102,198)      (79,103)
                                          ----------    ---------    ----------    ----------
  Ending units..........................     109,023       80,651       270,898       274,649
                                          ==========    =========    ==========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                                  OHIO NATIONAL FUND, INC.
                                                            ---------------------------------------------------------------------
                                                              NASDAQ-100 INDEX             BRISTOL              BRYTON GROWTH
                                                                 SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                                            ---------------------    -------------------    ---------------------
                                                              2004         2003        2004       2003        2004         2003
                                                            ---------    --------    --------    -------    ---------    --------
Increase in contract owners' equity from operations:
  Net investment activity...............................    $  (6,844)   $ (3,462)   $  1,001    $  (119)   $  (1,744)   $   (533)
  Reinvested capital gains..............................            0           0      20,635          0            0           0
  Realized gain (loss)..................................       34,270      (4,832)      2,032        341        3,695         807
  Unrealized gain (loss)................................       54,688     178,552     (10,677)    15,176       12,099      18,085
                                                            ---------    --------    --------    -------    ---------    --------
     Net increase in contract owners' equity from
      operations........................................       82,114     170,258      12,991     15,398       14,050      18,359
                                                            ---------    --------    --------    -------    ---------    --------
Equity transactions:
  Contract purchase payments............................      213,207     128,780      30,828     17,568       70,612      24,322
  Transfers from fixed & other subaccounts..............      179,487     553,012      99,120     34,294      163,148     136,518
  Withdrawals, surrenders & death benefit payments......      (18,640)     (1,694)       (551)         0       (3,721)       (466)
  Surrender charges (note 3)............................       (5,488)       (657)       (344)         0       (1,845)        (25)
  Transfers to fixed & other subaccounts................     (388,298)    (70,530)    (20,160)    (1,389)    (123,137)     (4,454)
  Cost of insurance & administrative fee (note 3).......      (77,148)    (45,708)     (8,975)    (4,267)     (19,383)     (7,334)
                                                            ---------    --------    --------    -------    ---------    --------
     Net equity transactions............................      (96,880)    563,203      99,918     46,206       85,674     148,561
                                                            ---------    --------    --------    -------    ---------    --------
       Net change in contract owners' equity............      (14,766)    733,461     112,909     61,604       99,724     166,920
Contract owners' equity:
  Beginning of period...................................      941,659     208,198      88,949     27,345      181,597      14,677
                                                            ---------    --------    --------    -------    ---------    --------
  End of period.........................................    $ 926,893    $941,659    $201,858    $88,949    $ 281,321    $181,597
                                                            =========    ========    ========    =======    =========    ========
Change in units:
  Beginning units.......................................      212,661      69,005       8,607      3,479       19,708       2,144
                                                            ---------    --------    --------    -------    ---------    --------
  Units purchased.......................................       87,678     172,113      12,133      5,761       23,292      18,812
  Units redeemed........................................     (108,612)    (28,457)     (2,623)      (633)     (14,387)     (1,248)
                                                            ---------    --------    --------    -------    ---------    --------
  Ending units..........................................      191,727     212,661      18,117      8,607       28,613      19,708
                                                            =========    ========    ========    =======    =========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                    JANUS ASPEN SERIES - INSTITUTIONAL SHARES
                                                 --------------------------------------------------------------------------------
                                                          GROWTH                 WORLDWIDE GROWTH                BALANCED
                                                        SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                                 ------------------------    ------------------------    ------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Increase in contract owners' equity from
  operations:
  Net investment activity....................    $  (39,572)   $  (39,213)   $   10,253    $   15,146    $   56,740    $   53,688
  Reinvested capital gains...................             0             0             0             0             0             0
  Realized loss..............................      (382,855)     (390,857)     (342,983)     (469,717)       (7,747)      (81,794)
  Unrealized gain............................       654,600     2,078,145       502,009     1,347,652       233,830       482,979
                                                 ----------    ----------    ----------    ----------    ----------    ----------
     Net increase in contract owners' equity
       from operations.......................       232,173     1,648,075       169,279       893,081       282,823       454,873
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Equity transactions:
  Contract purchase payments.................     1,234,415     1,532,221       737,775       964,919       490,738       600,886
  Transfers from fixed & other subaccounts...       179,947       140,736       107,219       115,371       315,053       419,785
  Withdrawals, surrenders & death benefit
     payments................................      (395,666)     (177,471)     (282,084)     (138,138)      (69,968)     (159,291)
  Surrender charges (note 3).................       (53,056)      (59,023)      (44,387)      (47,485)      (58,748)      (40,124)
  Transfers to fixed & other subaccounts.....      (969,888)     (782,568)     (782,561)     (823,249)     (644,678)     (684,967)
  Cost of insurance & administrative fee
     (note 3)................................      (467,491)     (566,053)     (301,051)     (386,310)     (210,306)     (273,760)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
     Net equity transactions.................      (471,739)       87,842      (565,089)     (314,892)     (177,909)     (137,471)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
       Net change in contract owners'
          equity.............................      (239,566)    1,735,917      (395,810)      578,189       104,914       317,402
Contract owners' equity:
  Beginning of period........................     6,964,970     5,229,053     4,587,094     4,008,905     3,776,235     3,458,833
                                                 ----------    ----------    ----------    ----------    ----------    ----------
  End of period..............................    $6,725,404    $6,964,970    $4,191,284    $4,587,094    $3,881,149    $3,776,235
                                                 ==========    ==========    ==========    ==========    ==========    ==========
Change in units:
  Beginning units............................       897,138       880,663       519,631       558,895       354,790       367,869
                                                 ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased............................       181,827       249,068        95,185       142,136        72,513       100,384
  Units redeemed.............................      (243,894)     (232,593)     (158,273)     (181,400)      (88,780)     (113,463)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
  Ending units...............................       835,071       897,138       456,543       519,631       338,523       354,790
                                                 ==========    ==========    ==========    ==========    ==========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                        STRONG VARIABLE INSURANCE FUNDS, INC.
                                                    -----------------------------------------------------------------------------
                                                         OPPORTUNITY II          MULTI CAP VALUE II         MID-CAP GROWTH II
                                                           SUBACCOUNT                SUBACCOUNT                 SUBACCOUNT
                                                    ------------------------    ---------------------    ------------------------
                                                       2004          2003         2004         2003         2004          2003
                                                    ----------    ----------    ---------    --------    ----------    ----------
Increase in contract owners' equity from
  operations:
  Net investment activity.......................    $  (12,528)   $   (9,775)   $  (2,467)   $ (1,853)   $  (13,745)   $  (12,156)
  Reinvested capital gains......................             0             0            0           0             0             0
  Realized gain (loss)..........................        29,061       (79,006)      12,561     (10,485)     (154,061)     (178,858)
  Unrealized gain...............................       257,155       570,873       36,531     109,893       500,552       653,301
                                                    ----------    ----------    ---------    --------    ----------    ----------
     Net increase in contract owners' equity
       from operations..........................       273,688       482,092       46,625      97,555       332,746       462,287
                                                    ----------    ----------    ---------    --------    ----------    ----------
Equity transactions:
  Contract purchase payments....................       268,827       294,329       50,166      51,287       411,508       488,072
  Transfers from fixed & other subaccounts......        76,777       219,379       16,982      14,668        55,231       191,327
  Withdrawals, surrenders & death benefit
     payments...................................       (52,917)      (32,176)     (14,763)     (8,533)     (126,565)      (50,254)
  Surrender charges (note 3)....................       (15,989)      (13,120)      (2,265)     (4,021)      (45,368)      (19,206)
  Transfers to fixed & other subaccounts........      (480,396)     (447,678)    (120,141)    (28,764)     (351,287)     (261,720)
  Cost of insurance & administrative fee (note
     3).........................................      (110,732)     (121,224)     (17,707)    (21,417)     (144,004)     (173,878)
                                                    ----------    ----------    ---------    --------    ----------    ----------
     Net equity transactions....................      (314,430)     (100,490)     (87,728)      3,220      (200,485)      174,341
                                                    ----------    ----------    ---------    --------    ----------    ----------
       Net change in contract owners' equity....       (40,742)      381,602      (41,103)    100,775       132,261       636,628
Contract owners' equity:
  Beginning of period...........................     1,768,379     1,386,777      372,905     272,130     1,964,993     1,328,365
                                                    ----------    ----------    ---------    --------    ----------    ----------
  End of period.................................    $1,727,637    $1,768,379    $ 331,802    $372,905    $2,097,254    $1,964,993
                                                    ==========    ==========    =========    ========    ==========    ==========
Change in units:
  Beginning units...............................       158,569       169,102       31,274      31,350       317,008       285,484
                                                    ----------    ----------    ---------    --------    ----------    ----------
  Units purchased...............................        29,128        52,340        5,440       6,772        71,334       120,976
  Units redeemed................................       (55,672)      (62,873)     (12,703)     (6,848)     (102,254)      (89,452)
                                                    ----------    ----------    ---------    --------    ----------    ----------
  Ending units..................................       132,025       158,569       24,011      31,274       286,088       317,008
                                                    ==========    ==========    =========    ========    ==========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                          GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                                         ------------------------------------------------------------------------
                                                             GROWTH & INCOME            CORE US EQUITY          CAPITAL GROWTH
                                                                SUBACCOUNT                SUBACCOUNT              SUBACCOUNT
                                                         ------------------------    --------------------    --------------------
                                                            2004          2003         2004        2003        2004        2003
                                                         ----------    ----------    --------    --------    --------    --------
Increase in contract owners' equity from operations:
  Net investment activity............................    $   14,044    $    6,576    $  2,004    $     87    $    144    $ (1,524)
  Reinvested capital gains...........................             0             0           0           0           0           0
  Realized gain (loss)...............................        14,825       (31,646)      3,662     (13,428)       (658)    (12,423)
  Unrealized gain....................................       190,372       220,851      39,712      67,976      33,273      86,689
                                                         ----------    ----------    --------    --------    --------    --------
     Net increase in contract owners' equity from
      operations.....................................       219,241       195,781      45,378      54,635      32,759      72,742
                                                         ----------    ----------    --------    --------    --------    --------
Equity transactions:
  Contract purchase payments.........................       217,021       201,384      86,160      64,919      82,059      93,236
  Transfers from fixed & other subaccounts...........       467,798       227,026      90,262      49,565      47,038      48,389
  Withdrawals, surrenders & death benefit payments...       (32,325)       (8,037)     (1,677)    (13,121)     (1,732)     (2,915)
  Surrender charges (note 3).........................       (10,891)       (7,128)     (2,531)     (5,435)     (2,079)     (5,162)
  Transfers to fixed & other subaccounts.............      (230,850)     (193,289)    (42,847)    (72,919)    (68,011)    (60,251)
  Cost of insurance & administrative fee (note 3)....       (88,450)      (85,759)    (26,195)    (18,763)    (33,511)    (38,084)
                                                         ----------    ----------    --------    --------    --------    --------
     Net equity transactions.........................       322,303       134,197     103,172       4,246      23,764      35,213
                                                         ----------    ----------    --------    --------    --------    --------
       Net change in contract owners' equity.........       541,544       329,978     148,550      58,881      56,523     107,955
Contract owners' equity:
  Beginning of period................................     1,105,580       775,602     265,308     206,427     389,972     282,017
                                                         ----------    ----------    --------    --------    --------    --------
  End of period......................................    $1,647,124    $1,105,580    $413,858    $265,308    $446,495    $389,972
                                                         ==========    ==========    ========    ========    ========    ========
Change in units:
  Beginning units....................................       124,784       108,055      31,071      31,068      48,744      43,293
                                                         ----------    ----------    --------    --------    --------    --------
  Units purchased....................................        68,268        56,124      19,646      15,620      15,644      17,755
  Units redeemed.....................................       (35,385)      (39,395)     (8,232)    (15,617)    (12,844)    (12,304)
                                                         ----------    ----------    --------    --------    --------    --------
  Ending units.......................................       157,667       124,784      42,485      31,071      51,544      48,744
                                                         ==========    ==========    ========    ========    ========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                               VAN KAMPEN UNIVERSAL
                              INSTITUTIONAL FUNDS -                                                                 PBHG
                                     CLASS I                     LAZARD RETIREMENT SERIES, INC.             INSURANCE SERIES FUND
                              ----------------------   --------------------------------------------------   ---------------------
                                  US REAL ESTATE           EMERGING MARKET              SMALL CAP               TECH. & COMM.
                                    SUBACCOUNT               SUBACCOUNT                 SUBACCOUNT               SUBACCOUNT
                              ----------------------   -----------------------   ------------------------   ---------------------
                                 2004        2003         2004         2003         2004          2003        2004        2003
                              ----------   ---------   ----------   ----------   -----------   ----------   ---------   ---------
Increase in contract
  owners' equity from
  operations:
  Net investment
     activity..............   $    7,176   $  (3,603)  $   (1,233)  $   (7,018)  $   (27,525)  $  (21,575)  $ (1,317)   $   (914)
  Reinvested capital
     gains.................       16,164           0            0            0             0            0          0           0
  Realized gain (loss).....       31,228      17,186       62,555       (1,972)      163,001      (17,667)   (24,476)    (18,643)
  Unrealized gain..........      269,158     144,314      467,724      485,165       376,771      993,760     31,573      69,447
                              ----------   ---------   ----------   ----------   -----------   ----------   --------    --------
     Net increase in
       contract owners'
       equity from
       operations..........      323,726     157,897      529,046      476,175       512,247      954,518      5,780      49,890
                              ----------   ---------   ----------   ----------   -----------   ----------   --------    --------
Equity transactions:
  Contract purchase
     payments..............       88,522      75,657      233,895      192,475       730,840      643,308     47,005      45,064
  Transfers from fixed &
     other subaccounts.....      663,550     250,311      655,089      227,901       600,517      659,941     70,104      31,853
  Withdrawals, surrenders &
     death benefit
     payments..............      (36,654)    (22,009)     (37,786)     (19,142)     (232,646)     (74,274)    (3,101)        (74)
  Surrender charges (note
     3)....................      (12,312)     (7,060)     (24,114)     (13,518)      (32,849)     (12,836)    (4,824)       (856)
  Transfers to fixed &
     other subaccounts.....     (102,345)   (171,585)    (261,824)     (54,934)   (1,005,090)    (581,515)   (89,822)    (18,492)
  Cost of insurance &
     administrative fee
     (note 3)..............      (52,809)    (34,874)     (99,138)     (73,757)     (283,157)    (263,327)   (15,944)    (17,505)
                              ----------   ---------   ----------   ----------   -----------   ----------   --------    --------
     Net equity
       transactions........      547,952      90,440      466,122      259,025      (222,385)     371,297      3,418      39,990
                              ----------   ---------   ----------   ----------   -----------   ----------   --------    --------
       Net change in
          contract owners'
          equity...........      871,678     248,337      995,168      735,200       289,862    1,325,815      9,198      89,880
Contract owners' equity:
  Beginning of period......      572,957     324,620    1,529,594      794,394     3,798,176    2,472,361    185,305      95,425
                              ----------   ---------   ----------   ----------   -----------   ----------   --------    --------
  End of period............   $1,444,635   $ 572,957   $2,524,762   $1,529,594   $ 4,088,038   $3,798,176   $194,503    $185,305
                              ==========   =========   ==========   ==========   ===========   ==========   ========    ========
Change in units:
  Beginning units..........       30,017      23,213      122,395       96,494       228,798      202,846    109,516      81,354
                              ----------   ---------   ----------   ----------   -----------   ----------   --------    --------
  Units purchased..........       34,721      21,132       65,139       42,903        76,299       93,054     64,962      54,297
  Units redeemed...........       (8,831)    (14,328)     (31,666)     (17,002)      (89,138)     (67,102)   (65,652)    (26,135)
                              ----------   ---------   ----------   ----------   -----------   ----------   --------    --------
  Ending units.............       55,907      30,017      155,868      122,395       215,959      228,798    108,826     109,516
                              ==========   =========   ==========   ==========   ===========   ==========   ========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                        FIDELITY VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS 2
                                               ------------------------------------------------------------------------------
                                                     VIP MID-CAP                VIP CONTRAFUND               VIP GROWTH
                                                      SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
                                               ------------------------    ------------------------    ----------------------
                                                  2004          2003          2004          2003          2004         2003
                                               ----------    ----------    ----------    ----------    ----------    --------
Increase in contract owners' equity from
  operations:
  Net investment activity..................    $  (32,349)   $  (11,729)   $  (13,624)   $   (6,341)   $   (6,322)   $ (3,620)
  Reinvested capital gains.................             0             0             0             0             0           0
  Realized gain (loss).....................        80,300         6,844        27,514         3,160         1,340      (9,001)
  Unrealized gain..........................     1,068,868       836,190       394,419       379,866        38,726     195,013
                                               ----------    ----------    ----------    ----------    ----------    --------
     Net increase in contract owners'
       equity from operations..............     1,116,819       831,305       408,309       376,685        33,744     182,392
                                               ----------    ----------    ----------    ----------    ----------    --------
Equity transactions:
  Contract purchase payments...............       971,790       552,007       498,934       326,639       344,141     247,422
  Transfers from fixed & other
     subaccounts...........................     1,987,375     1,020,969     1,259,607       503,605       354,773     126,343
  Withdrawals, surrenders & death benefit
     payments..............................       (28,497)      (25,810)       (7,504)      (12,958)       (9,810)     (8,703)
  Surrender charges (note 3)...............       (32,511)      (12,045)      (11,678)      (12,903)       (7,862)     (7,065)
  Transfers to fixed & other subaccounts...      (607,665)     (417,726)     (190,264)     (101,190)     (138,859)    (45,707)
  Cost of insurance & administrative fee
     (note 3)..............................      (311,658)     (193,233)     (141,008)     (103,968)     (108,787)    (92,797)
                                               ----------    ----------    ----------    ----------    ----------    --------
     Net equity transactions...............     1,978,834       924,162     1,408,087       599,225       433,596     219,493
                                               ----------    ----------    ----------    ----------    ----------    --------
       Net change in contract owners'
          equity...........................     3,095,653     1,755,467     1,816,396       975,910       467,340     401,885
Contract owners' equity:
  Beginning of period......................     3,476,901     1,721,434     2,016,537     1,040,627       887,494     485,609
                                               ----------    ----------    ----------    ----------    ----------    --------
  End of period............................    $6,572,554    $3,476,901    $3,832,933    $2,016,537    $1,354,834    $887,494
                                               ==========    ==========    ==========    ==========    ==========    ========
Change in units:
  Beginning units..........................       281,491       191,244       208,277       136,760       130,832      94,176
                                               ----------    ----------    ----------    ----------    ----------    --------
  Units purchased..........................       221,835       144,681       170,540        96,384       102,783      62,084
  Units redeemed...........................       (73,251)      (54,434)      (32,463)      (24,867)      (38,480)    (25,428)
                                               ----------    ----------    ----------    ----------    ----------    --------
  Ending units.............................       430,075       281,491       346,354       208,277       195,135     130,832
                                               ==========    ==========    ==========    ==========    ==========    ========

                                             FIDELITY VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS 2 8
                                             ----------------------
                                               VIP EQUITY INCOME
                                                   SUBACCOUNT
                                             ----------------------
                                                2004       2003 (c)
                                             ----------    --------
Increase in contract owners' equity from
  operations:
  Net investment activity..................  $   (2,058)   $   (10)
  Reinvested capital gains.................         549          0
  Realized gain (loss).....................         (21)         3
  Unrealized gain..........................      89,067        763
                                             ----------    -------
     Net increase in contract owners'
       equity from operations..............      87,537        756
                                             ----------    -------
Equity transactions:
  Contract purchase payments...............     128,249        299
  Transfers from fixed & other
     subaccounts...........................     869,623     16,168
  Withdrawals, surrenders & death benefit
     payments..............................         (20)         0
  Surrender charges (note 3)...............         (28)         0
  Transfers to fixed & other subaccounts...     (11,635)      (687)
  Cost of insurance & administrative fee
     (note 3)..............................     (37,092)      (153)
                                             ----------    -------
     Net equity transactions...............     949,097     15,627
                                             ----------    -------
       Net change in contract owners'
          equity...........................   1,036,634     16,383
Contract owners' equity:
  Beginning of period......................      16,383          0
                                             ----------    -------
  End of period............................  $1,053,017    $16,383
                                             ==========    =======
Change in units:
  Beginning units..........................       1,468          0
                                             ----------    -------
  Units purchased..........................      87,535      1,482
  Units redeemed...........................      (3,560)       (14)
                                             ----------    -------
  Ending units.............................      85,443      1,468
                                             ==========    =======

---------------

(c) Period from October 1, 2003, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                       JANUS ASPEN SERIES - SERVICE SHARES
                                               ----------------------------------------------------
                                                        GROWTH                 WORLDWIDE GROWTH
                                                      SUBACCOUNT                  SUBACCOUNT
                                               ------------------------    ------------------------
                                                  2004          2003          2004          2003
                                               ----------    ----------    ----------    ----------
Increase in contract owners' equity from
  operations:
  Net investment activity..................    $  (10,895)   $   (9,410)   $    5,751    $    3,041
  Reinvested capital gains.................             0             0             0             0
  Realized gain (loss).....................       (13,402)      (31,208)      (13,120)      (27,512)
  Unrealized gain..........................        85,775       407,107        84,332       388,222
                                               ----------    ----------    ----------    ----------
     Net increase in contract owners'
       equity from operations..............        61,478       366,489        76,963       363,751
                                               ----------    ----------    ----------    ----------
Equity transactions:
  Contract purchase payments...............       417,336       515,967       455,503       512,280
  Transfers from fixed & other
     subaccounts...........................        57,501        54,471        43,920        24,951
  Withdrawals, surrenders & death benefit
     payments..............................       (18,104)      (24,475)       (8,186)      (17,311)
  Surrender charges (note 3)...............       (23,863)      (18,636)      (11,102)      (12,083)
  Transfers to fixed & other subaccounts...      (244,620)     (148,421)     (205,599)     (135,833)
  Cost of insurance & administrative fee
     (note 3)..............................      (124,774)     (145,314)     (148,707)     (170,618)
                                               ----------    ----------    ----------    ----------
     Net equity transactions...............        63,476       233,592       125,829       201,386
                                               ----------    ----------    ----------    ----------
       Net change in contract owners'
          equity...........................       124,954       600,081       202,792       565,137
Contract owners' equity:
  Beginning of period......................     1,643,344     1,043,263     1,967,460     1,402,323
                                               ----------    ----------    ----------    ----------
  End of period............................    $1,768,298    $1,643,344    $2,170,252    $1,967,460
                                               ==========    ==========    ==========    ==========
Change in units:
  Beginning units..........................       261,637       216,781       309,465       270,776
                                               ----------    ----------    ----------    ----------
  Units purchased..........................        76,797       106,753        79,678        99,835
  Units redeemed...........................       (66,224)      (61,897)      (60,111)      (61,146)
                                               ----------    ----------    ----------    ----------
  Ending units.............................       272,210       261,637       329,032       309,465
                                               ==========    ==========    ==========    ==========

                                                    JANUS ASPEN SERIES - SERVICE SHARES
                                             -------------------------------------------------
                                                     BALANCED            INTERNATIONAL GROWTH
                                                    SUBACCOUNT                SUBACCOUNT
                                             ------------------------    ---------------------
                                                2004          2003          2004        2003
                                             ----------    ----------    ----------   --------
Increase in contract owners' equity from
  operations:
  Net investment activity..................  $   50,988    $   33,980    $     595    $    42
  Reinvested capital gains.................           0             0            0          0
  Realized gain (loss).....................      23,201       (21,549)       5,416        217
  Unrealized gain..........................     160,321       341,111       29,925      6,450
                                             ----------    ----------    ---------    -------
     Net increase in contract owners'
       equity from operations..............     234,510       353,542       35,936      6,709
                                             ----------    ----------    ---------    -------
Equity transactions:
  Contract purchase payments...............     678,458       826,383       36,366     13,027
  Transfers from fixed & other
     subaccounts...........................     142,669       425,398      319,326     29,582
  Withdrawals, surrenders & death benefit
     payments..............................     (15,384)      (38,030)      (3,193)         0
  Surrender charges (note 3)...............     (18,353)      (13,843)      (2,800)         0
  Transfers to fixed & other subaccounts...    (474,077)     (761,263)    (121,523)    (2,503)
  Cost of insurance & administrative fee
     (note 3)..............................    (245,192)     (270,736)     (15,384)    (3,172)
                                             ----------    ----------    ---------    -------
     Net equity transactions...............      68,121       167,909      212,792     36,934
                                             ----------    ----------    ---------    -------
       Net change in contract owners'
          equity...........................     302,631       521,451      248,728     43,643
Contract owners' equity:
  Beginning of period......................   3,101,364     2,579,913       44,381        738
                                             ----------    ----------    ---------    -------
  End of period............................  $3,403,995    $3,101,364    $ 293,109    $44,381
                                             ==========    ==========    =========    =======
Change in units:
  Beginning units..........................     315,006       295,782        3,484         77
                                             ----------    ----------    ---------    -------
  Units purchased..........................      82,311       123,587       26,778      3,915
  Units redeemed...........................     (75,649)     (104,363)     (10,729)      (508)
                                             ----------    ----------    ---------    -------
  Ending units.............................     321,668       315,006       19,533      3,484
                                             ==========    ==========    =========    =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                         J.P. MORGAN SERIES TRUST II
                                                                ---------------------------------------------
                                                                   SMALL COMPANY           MID CAP VALUE
                                                                    SUBACCOUNT               SUBACCOUNT
                                                                -------------------    ----------------------
                                                                  2004       2003         2004         2003
                                                                --------    -------    ----------    --------
Increase in contract owners' equity from operations:
  Net investment activity...................................    $ (1,166)   $  (395)   $   (5,873)   $ (2,935)
  Reinvested capital gains..................................           0          0         5,261           0
  Realized gain (loss)......................................       4,431     (2,368)       12,539       1,495
  Unrealized gain...........................................      52,834     20,609       237,148     137,285
                                                                --------    -------    ----------    --------
     Net increase in contract owners' equity from
      operations............................................      56,099     17,846       249,075     135,845
                                                                --------    -------    ----------    --------
Equity transactions:
  Contract purchase payments................................      34,090     17,235       188,991     113,297
  Transfers from fixed & other subaccounts..................     285,323     17,333       691,428     523,744
  Withdrawals, surrenders & death benefit payments..........     (12,086)         0       (12,504)     (3,749)
  Surrender charges (note 3)................................      (1,128)         0        (2,337)       (625)
  Transfers to fixed & other subaccounts....................     (15,903)    (9,357)      (52,039)    (24,521)
  Cost of insurance & administrative fee (note 3)...........     (12,816)    (6,553)      (59,774)    (28,738)
                                                                --------    -------    ----------    --------
     Net equity transactions................................     277,480     18,658       753,765     579,408
                                                                --------    -------    ----------    --------
       Net change in contract owners' equity................     333,579     36,504     1,002,840     715,253
Contract owners' equity:
  Beginning of period.......................................      78,865     42,361       886,253     171,000
                                                                --------    -------    ----------    --------
  End of period.............................................    $412,444    $78,865    $1,889,093    $886,253
                                                                ========    =======    ==========    ========
Change in units:
  Beginning units...........................................       6,715      4,868        62,767      15,582
                                                                --------    -------    ----------    --------
  Units purchased...........................................      24,263      3,633        56,750      51,917
  Units redeemed............................................      (3,155)    (1,786)       (8,168)     (4,732)
                                                                --------    -------    ----------    --------
  Ending units..............................................      27,823      6,715       111,349      62,767
                                                                ========    =======    ==========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                          MFS VARIABLE INSURANCE TRUST - SERVICE CLASS
                               --------------------------------------------------------------------------------------------------
                                  NEW DISCOVERY       INVESTORS GROWTH STOCK        MID CAP GROWTH             TOTAL RETURN
                                   SUBACCOUNT               SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                               -------------------    -----------------------    --------------------    ------------------------
                                 2004       2003         2004         2003         2004        2003         2004          2003
                               --------    -------    ----------    ---------    --------    --------    ----------    ----------
Increase in contract
  owners' equity from
  operations:
  Net investment
     activity..............    $   (871)   $  (412)    $ (1,066)     $  (368)    $ (1,490)   $   (302)   $   21,034    $    7,594
  Reinvested capital
     gains.................           0          0            0            0            0           0             0             0
  Realized gain (loss).....       3,452      1,886          575         (127)       1,317         216        38,284         5,736
  Unrealized gain..........       1,815     14,658       13,440       10,660       23,710      11,660       230,476       196,879
                               --------    -------     --------      -------     --------    --------    ----------    ----------
     Net increase in
       contract owners'
       equity from
       operations..........       4,396     16,132       12,949       10,165       23,537      11,574       289,794       210,209
                               --------    -------     --------      -------     --------    --------    ----------    ----------
Equity transactions:
  Contract purchase
     payments..............      42,401     25,254       43,863       36,633       70,079      23,522       822,707       327,433
  Transfers from fixed &
     other subaccounts.....      63,888     41,095       87,289       21,260      129,594      83,433     1,443,505     1,255,157
  Withdrawals, surrenders &
     death benefit
     payments..............     (25,960)         0       (1,035)           0       (4,652)          0       (13,902)      (40,748)
  Surrender charges (note
     3)....................      (3,468)         0       (1,081)           0       (2,867)          0       (26,988)       (9,776)
  Transfers to fixed &
     other subaccounts.....     (39,008)   (14,814)      (5,749)      (5,621)     (46,777)     (6,252)     (775,368)     (322,757)
  Cost of insurance &
     administrative fee
     (note 3)..............     (11,653)    (8,512)     (12,067)      (7,583)     (15,360)     (4,536)     (247,948)     (101,512)
                               --------    -------     --------      -------     --------    --------    ----------    ----------
     Net equity
       transactions........      26,200     43,023      111,220       44,689      130,017      96,167     1,202,006     1,107,797
                               --------    -------     --------      -------     --------    --------    ----------    ----------
       Net change in
          contract owners'
          equity...........      30,596     59,155      124,169       54,854      153,554     107,741     1,491,800     1,318,006
Contract owners' equity:
  Beginning of period......      95,345     36,190       88,638       33,784      116,710       8,969     2,086,953       768,947
                               --------    -------     --------      -------     --------    --------    ----------    ----------
  End of period............    $125,941    $95,345     $212,807      $88,638     $270,264    $116,710    $3,578,753    $2,086,953
                               ========    =======     ========      =======     ========    ========    ==========    ==========
Change in units:
  Beginning units..........       9,200      4,625        9,471        4,393       13,799       1,438       187,961        79,742
                               --------    -------     --------      -------     --------    --------    ----------    ----------
  Units purchased..........       9,419      6,844       13,661        6,614       22,306      13,453       194,981       150,308
  Units redeemed...........      (7,091)    (2,269)      (2,112)      (1,536)      (7,957)     (1,092)      (90,452)      (42,089)
                               --------    -------     --------      -------     --------    --------    ----------    ----------
  Ending units.............      11,528      9,200       21,020        9,471       28,148      13,799       292,490       187,961
                               ========    =======     ========      =======     ========    ========    ==========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                    THE PRUDENTIAL SERIES FUND, INC.         UBS SERIES TRUST
                                                                ----------------------------------------    ------------------
                                                                                           JENNISON                U.S.
                                                                     JENNISON            20/20 FOCUS            ALLOCATION
                                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                                                ------------------    ------------------    ------------------
                                                                 2004       2003       2004       2003       2004       2003
                                                                -------    -------    -------    -------    -------    -------
Increase in contract owners' equity from operations:
  Net investment activity...................................    $  (372)   $   (99)   $  (318)   $   (18)   $   (77)   $   (67)
  Reinvested capital gains..................................          0          0          0          0          0          0
  Realized gain.............................................        639        123        223         80        856        707
  Unrealized gain...........................................      5,751      4,017      8,063      1,032      4,770      6,233
                                                                -------    -------    -------    -------    -------    -------
     Net increase in contract owners' equity from
      operations............................................      6,018      4,041      7,968      1,094      5,549      6,873
                                                                -------    -------    -------    -------    -------    -------
Equity transactions:
  Contract purchase payments................................     19,133     12,431     13,030      1,536     12,714      6,709
  Transfers from fixed & other subaccounts..................     25,688     20,132     44,421     10,718     22,442     22,023
  Withdrawals, surrenders & death benefit payments..........       (258)         0          0          0       (506)      (243)
  Surrender charges (note 3)................................       (478)         0          0          0         (2)        (2)
  Transfers to fixed & other subaccounts....................     (7,018)         0     (1,618)    (1,343)    (1,495)    (7,528)
  Cost of insurance & administrative fee (note 3)...........     (3,931)    (1,853)    (4,085)      (443)    (5,643)    (3,071)
                                                                -------    -------    -------    -------    -------    -------
     Net equity transactions................................     33,136     30,710     51,748     10,468     27,510     17,888
                                                                -------    -------    -------    -------    -------    -------
       Net change in contract owners' equity................     39,154     34,751     59,716     11,562     33,059     24,761
Contract owners' equity:
  Beginning of period.......................................     38,545      3,794     11,562          0     37,863     13,102
                                                                -------    -------    -------    -------    -------    -------
  End of period.............................................    $77,699    $38,545    $71,278    $11,562    $70,922    $37,863
                                                                =======    =======    =======    =======    =======    =======
Change in units:
  Beginning units...........................................      3,117        395        901          0      3,007      1,316
                                                                -------    -------    -------    -------    -------    -------
  Units purchased...........................................      3,619      2,894      4,369      1,053      2,717      2,681
  Units redeemed............................................       (940)      (172)      (422)      (152)      (582)      (990)
                                                                -------    -------    -------    -------    -------    -------
  Ending units..............................................      5,796      3,117      4,848        901      5,142      3,007
                                                                =======    =======    =======    =======    =======    =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                          PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE SHARES
                                                --------------------------------------------------------------------------
                                                     REAL RETURN                TOTAL RETURN              GLOBAL BOND
                                                      SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT
                                                ----------------------    ------------------------    --------------------
                                                   2004         2003         2004          2003         2004        2003
                                                ----------    --------    ----------    ----------    --------    --------
Increase in contract owners' equity from
  operations:
  Net investment activity...................    $    3,215    $ 17,767    $   22,076    $   24,473    $  5,143    $  2,693
  Reinvested capital gains..................        41,194      18,426        31,049        14,142      34,689       1,800
  Realized gain (loss)......................         7,673       4,850         2,830        (2,182)      2,704       1,226
  Unrealized gain (loss)....................        36,841      14,431        25,035       (11,176)      6,081      19,251
                                                ----------    --------    ----------    ----------    --------    --------
     Net increase in contract owners' equity
       from operations......................        88,923      55,474        80,990        25,257      48,617      24,970
                                                ----------    --------    ----------    ----------    --------    --------
Equity transactions:
  Contract purchase payments................       223,364     223,041       298,120       173,034     110,912      57,809
  Transfers from fixed & other
     subaccounts............................       679,792    1,298,399      511,390     1,710,400     245,613     256,422
  Withdrawal, surrenders & death benefit
     payments...............................        (5,975)     (1,078)      (13,787)       (3,151)     (3,231)     (1,216)
  Surrender charges (note 3)................        (7,482)        (63)       (4,581)      (30,982)     (3,283)     (1,970)
  Transfers to fixed & other subaccounts....      (302,974)   (800,339)     (362,766)     (353,195)    (92,493)    (45,145)
  Cost of insurance & administrative fee
     (note 3)...............................       (70,668)    (88,594)     (109,659)      (85,099)    (28,896)    (13,255)
                                                ----------    --------    ----------    ----------    --------    --------
     Net equity transactions................       516,057     631,366       318,717     1,411,007     228,622     252,645
                                                ----------    --------    ----------    ----------    --------    --------
       Net change in contract owners'
          equity............................       604,980     686,840       399,707     1,436,264     277,239     277,615
Contract owners' equity:
  Beginning of period.......................       904,315     217,475     1,777,366       341,102     299,166      21,551
                                                ----------    --------    ----------    ----------    --------    --------
  End of period.............................    $1,509,295    $904,315    $2,177,073    $1,777,366    $576,405    $299,166
                                                ==========    ========    ==========    ==========    ========    ========
Change in units:
  Beginning units...........................        78,296      20,344       163,180        32,651      24,598       2,013
                                                ----------    --------    ----------    ----------    --------    --------
  Units purchased...........................        66,513     132,091        68,703       173,245      26,530      27,568
  Units redeemed............................       (23,932)    (74,139)      (39,895)      (42,716)     (7,956)     (4,983)
                                                ----------    --------    ----------    ----------    --------    --------
  Ending units..............................       120,877      78,296       191,988       163,180      43,172      24,598
                                                ==========    ========    ==========    ==========    ========    ========

                                              CALVERT VARIABLE SERIES, INC.
                                              ------------------------------
                                                      SOCIAL EQUITY
                                                   SUBACCOUNT (NOTE 5)
                                              ------------------------------
                                                  2004            2003 (b)
                                              ------------      ------------
Increase in contract owners' equity from
  operations:
  Net investment activity...................    $ (1,895)         $ (1,179)
  Reinvested capital gains..................           0                 0
  Realized gain (loss)......................       5,457             1,628
  Unrealized gain (loss)....................      15,089            37,843
                                                --------          --------
     Net increase in contract owners' equity
       from operations......................      18,651            38,292
                                                --------          --------
Equity transactions:
  Contract purchase payments................      54,538            38,430
  Transfers from fixed & other
     subaccounts............................      29,839           219,683
  Withdrawal, surrenders & death benefit
     payments...............................     (14,461)           (4,151)
  Surrender charges (note 3)................      (4,144)           (1,853)
  Transfers to fixed & other subaccounts....     (22,381)          (10,886)
  Cost of insurance & administrative fee
     (note 3)...............................     (19,190)          (14,118)
                                                --------          --------
     Net equity transactions................      24,201           227,105
                                                --------          --------
       Net change in contract owners'
          equity............................      42,852           265,397
Contract owners' equity:
  Beginning of period.......................     265,397                 0
                                                --------          --------
  End of period.............................    $308,249          $265,397
                                                ========          ========
Change in units:
  Beginning units...........................      38,706                 0
                                                --------          --------
  Units purchased...........................      11,966            43,550
  Units redeemed............................      (8,404)           (4,844)
                                                --------          --------
  Ending units..............................      42,268            38,706
                                                ========          ========

---------------

(b) Period from May 2, 2003, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                        DREYFUS VARIABLE
                                                   INV. FUND - SERVICE CLASS                 ROYCE CAPITAL FUND 2004
                                                   --------------------------    ------------------------------------------------
                                                          APPRECIATION                 SMALL-CAP                 MICRO-CAP
                                                           SUBACCOUNT                  SUBACCOUNT                SUBACCOUNT
                                                   --------------------------    ----------------------    ----------------------
                                                      2004         2003 (a)         2004       2003 (a)       2004       2003 (a)
                                                   -----------    -----------    ----------    --------    ----------    --------
Increase in contract owners' equity from
  operations:
  Net investment activity......................     $  1,223       $  1,136      $  (12,438)   $ (1,481)   $   (9,944)   $ (1,247)
  Reinvested capital gains.....................            0              0         135,931      38,008       126,406      19,422
  Realized gain................................        1,806             65          13,041       2,773        14,767         351
  Unrealized gain..............................        3,497          9,953         273,505      37,905        23,683      50,388
                                                    --------       --------      ----------    --------    ----------    --------
     Net increase in contract owners' equity
      from operations..........................        6,526         11,154         410,039      77,205       154,912      68,914
                                                    --------       --------      ----------    --------    ----------    --------
Equity transactions:
  Contract purchase payments...................       14,488         13,582         298,398      62,170       280,399      35,305
  Transfers from fixed & other subaccounts.....       49,397        120,939       1,823,376     684,142     1,379,269     460,334
  Withdrawals, surrenders & death benefit
     payments..................................      (10,840)             0         (46,692)    (21,967)     (150,721)          0
  Surrender charges (note 3)...................      (10,268)             0         (17,035)          0        (2,571)          0
  Transfers to fixed & other subaccounts.......       (8,322)        (3,588)       (215,366)    (42,772)     (357,493)     (5,747)
  Cost of insurance & administrative fee (note
     3)........................................       (7,657)        (2,162)       (128,795)    (25,527)      (97,945)     (9,304)
                                                    --------       --------      ----------    --------    ----------    --------
     Net equity transactions...................       26,798        128,771       1,713,886     656,046     1,050,938     480,588
                                                    --------       --------      ----------    --------    ----------    --------
       Net change in contract owners' equity...       33,324        139,925       2,123,925     733,251     1,205,850     549,502
Contract owners' equity:
  Beginning of period..........................      139,925              0         733,251           0       549,502           0
                                                    --------       --------      ----------    --------    ----------    --------
  End of period................................     $173,249       $139,925      $2,857,176    $733,251    $1,755,352    $549,502
                                                    ========       ========      ==========    ========    ==========    ========
Change in units:
  Beginning units..............................       11,917              0          52,318           0        37,266           0
                                                    --------       --------      ----------    --------    ----------    --------
  Units purchased..............................        5,295         12,447         136,754      56,605       106,351      38,394
  Units redeemed...............................       (3,027)          (530)        (24,693)     (4,287)      (38,263)     (1,128)
                                                    --------       --------      ----------    --------    ----------    --------
  Ending units.................................       14,185         11,917         164,379      52,318       105,354      37,266
                                                    ========       ========      ==========    ========    ==========    ========

---------------

(a) Period from May 1, 2003, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                           VAN KAMPEN UNIVERSAL
                                                                      INSTITUTIONAL FUNDS - CLASS II
                                                              ----------------------------------------------
                                                                   CORE PLUS
                                                                  FIXED INCOME            US REAL ESTATE
                                                                   SUBACCOUNT               SUBACCOUNT
                                                              --------------------     ---------------------
                                                               2004       2003 (b)       2004       2003 (a)
                                                              -------     --------     --------     --------
Increase in contract owners' equity from operations:
  Net investment activity...................................  $ 1,093     $   (56)     $    565     $   (17)
  Reinvested capital gains..................................       80          37         1,395           0
  Realized gain.............................................        2           0           478         105
  Unrealized gain...........................................        5         301        46,081       2,399
                                                              -------     -------      --------     -------
     Net increase in contract owners' equity from
      operations............................................    1,180         282        48,519       2,487
                                                              -------     -------      --------     -------
Equity transactions:
  Contract purchase payments................................   11,618       3,812        50,212       3,955
  Transfers from fixed & other subaccounts..................    2,377      24,647       227,445      33,835
  Withdrawals, surrenders & death benefit payments..........   (1,199)          0             0           0
  Surrender charges (note 3)................................   (1,056)          0        (2,351)          0
  Transfers to fixed & other subaccounts....................       (2)          0          (767)     (8,025)
  Cost of insurance & administrative fee (note 3)...........   (1,312)       (405)       (9,712)       (652)
                                                              -------     -------      --------     -------
     Net equity transactions................................   10,426      28,054       264,827      29,113
                                                              -------     -------      --------     -------
       Net change in contract owners' equity................   11,606      28,336       313,346      31,600
Contract owners' equity:
  Beginning of period.......................................   28,336           0        31,600           0
                                                              -------     -------      --------     -------
  End of period.............................................  $39,942     $28,336      $344,946     $31,600
                                                              =======     =======      ========     =======
Change in units:
  Beginning units...........................................    2,452           0         2,463           0
                                                              -------     -------      --------     -------
  Units purchased...........................................    1,196       2,487        18,249       2,546
  Units redeemed............................................     (302)        (35)         (808)        (83)
                                                              -------     -------      --------     -------
  Ending units..............................................    3,346       2,452        19,904       2,463
                                                              =======     =======      ========     =======

---------------

(a) Period from May 1, 2003, date of commencement of operations.

(b) Period from May 2, 2003, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2004

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account R (the Account) is a separate account of Ohio National Life Assurance Corporation (ONLAC). All obligations arising under variable life insurance policies are general corporate obligations of ONLAC. ONLAC is a wholly-owned subsidiary of The Ohio National Life Insurance Company (ONLIC). The Account is registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Fidelity Variable Insurance Products Fund Service Class 2, Janus Aspen Series (Institutional and Service Shares), Strong Variable Insurance Funds, Inc., Van Kampen Universal Institutional Funds, Inc. (Class I & II), Goldman Sachs Variable Insurance Trust, Lazard Retirement Series Inc., The Prudential Series Fund, Inc., UBS Series Trust, PBHG Insurance Series Fund, J. P. Morgan Series Trust II, MFS Variable Insurance Trust -- Service Class, PIMCO Variable Insurance Trust -- Administrative Shares, Calvert Variable Series, Inc., Royce Capital Fund, and Dreyfus Variable Investment Fund -- Service Shares, (collectively the Funds). The Funds are diversified open-end management investment companies. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2004. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. (ONI), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. (ON Fund), in which the Account invests. For these services, ONI received fees from the ON Fund of approximately $10.3 million for the year ended December 31, 2004.

   Policy holders may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of ONLAC. The accompanying financial statements include only the policy holders premium payments pertaining to the variable portions of their policies and exclude any premium payments for fixed account benefits. Transfers to the ONLAC fixed portion of life insurance policies from the Account totaled approximately $29.7 million for the year ended December 31, 2004. Transfers from the ONLAC fixed portion of life insurance policies to the Account totaled approximately $27.2 million for the year ended December 31, 2004.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performances of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

(2) FINANCIAL HIGHLIGHTS

   The following is a summary of accumulation units, value per unit, and fair value (fair value represents the contracts in accumulation period) as of December 31, and expenses, total return and investment income ratio for the periods then ended, for the respective subaccounts and products:

                                                                                                              INVESTMENT
                                             ACCUMULATION   VALUE PER       FAIR                    TOTAL       INCOME
                                               UNITS***        UNIT         VALUE      EXPENSES*   RETURN**   RATIO****
                                             ------------   ----------   -----------   ---------   --------   ----------

   OHIO NATIONAL FUND, INC.:
   EQUITY SUBACCOUNT
        2004...............................   1,115,444     $39.586481   $44,156,493     0.75%       11.60%      0.05%
        2003...............................   1,104,141     $35.472941   $39,167,124     0.75%       43.27%      0.18%
        2002...............................   1,067,502     $24.758670   $26,429,923     0.75%      -19.35%      0.37%
        2001...............................   1,037,127     $30.697635   $31,837,334     0.75%       -9.12%      0.29%
        2000...............................     992,625     $33.777286   $33,528,167     0.75%       -7.34%      0.30%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                              INVESTMENT
                                             ACCUMULATION   VALUE PER       FAIR                    TOTAL       INCOME
                                               UNITS***        UNIT         VALUE      EXPENSES*   RETURN**   RATIO****
                                             ------------   ----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   MONEY MARKET SUBACCOUNT
        2004...............................     298,992     $19.860155   $ 5,938,037     0.75%        0.26%      0.98%
        2003...............................     353,266     $19.809334   $ 6,997,967     0.75%       -0.01%      0.74%
        2002...............................     398,887     $19.811256   $ 7,902,447     0.75%        0.63%      1.37%
        2001...............................     461,183     $19.686696   $ 9,079,178     0.75%        3.03%      3.36%
        2000...............................     241,942     $19.108485   $ 4,623,149     0.75%        5.55%      5.84%
   BOND SUBACCOUNT
        2004...............................     140,403     $29.254168   $ 4,107,370     0.75%        5.10%      0.00%
        2003...............................     140,154     $27.835240   $ 3,901,225     0.75%        9.64%      5.51%
        2002...............................     167,865     $25.388188   $ 4,261,796     0.75%        7.85%      6.15%
        2001...............................     137,657     $23.540985   $ 3,240,586     0.75%        7.61%      6.33%
        2000...............................     107,023     $21.876334   $ 2,341,267     0.75%        5.07%      6.76%
   OMNI SUBACCOUNT
        2004...............................     319,625     $23.082652   $ 7,377,798     0.75%        6.32%      1.40%
        2003...............................     326,920     $21.711194   $ 7,097,831     0.75%       25.26%      1.79%
        2002...............................     327,405     $17.333070   $ 5,674,927     0.75%      -23.35%      1.90%
        2001...............................     346,979     $22.613117   $ 7,846,269     0.75%      -13.72%      1.87%
        2000...............................     352,906     $26.207514   $ 9,248,783     0.75%      -15.48%      1.20%
   INTERNATIONAL SUBACCOUNT
        2004...............................     717,207     $18.372753   $13,177,060     0.75%       12.13%      0.00%
        2003...............................     743,455     $16.385097   $12,181,577     0.75%       31.61%      0.45%
        2002...............................     788,602     $12.449979   $ 9,818,084     0.75%      -21.24%      0.26%
        2001...............................     802,998     $15.807388   $12,693,302     0.75%      -30.09%      0.00%
        2000...............................     809,614     $22.610910   $18,306,110     0.75%      -22.78%      0.00%
   CAPITAL APPRECIATION SUBACCOUNT
        2004...............................     512,253     $29.010746   $14,860,835     0.75%       11.66%      0.39%
        2003...............................     530,787     $25.981078   $13,790,419     0.75%       30.55%      0.26%
        2002...............................     542,265     $19.901620   $10,791,945     0.75%      -20.74%      0.21%
        2001...............................     486,036     $25.110741   $12,204,712     0.75%        8.88%      0.49%
        2000...............................     393,332     $23.062248   $ 9,071,117     0.75%       30.52%      0.75%
   DISCOVERY SUBACCOUNT
        2004...............................     577,630     $27.563471   $15,921,500     0.75%       10.10%      0.00%
        2003...............................     615,441     $25.034018   $15,406,962     0.75%       36.64%      0.00%
        2002...............................     626,936     $18.320952   $11,486,056     0.75%      -33.24%      0.00%
        2001...............................     617,079     $27.442162   $16,933,981     0.75%      -18.97%      0.00%
        2000...............................     606,632     $33.866978   $20,544,786     0.75%      -11.88%      0.00%
   INTERNATIONAL SMALL COMPANY SUBACCOUNT
        2004...............................     227,029     $21.329995   $ 4,842,536     0.75%       19.97%      1.06%
        2003...............................     232,660     $17.779440   $ 4,136,571     0.75%       52.77%      0.22%
        2002...............................     222,020     $11.638006   $ 2,583,865     0.75%      -15.64%      0.00%
        2001...............................     214,315     $13.796036   $ 2,956,702     0.75%      -29.80%      0.00%
        2000...............................     207,195     $19.653655   $ 4,072,131     0.75%      -30.79%      0.00%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                              INVESTMENT
                                             ACCUMULATION   VALUE PER       FAIR                    TOTAL       INCOME
                                               UNITS***        UNIT         VALUE      EXPENSES*   RETURN**   RATIO****
                                             ------------   ----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   AGGRESSIVE GROWTH SUBACCOUNT
        2004...............................     418,847     $ 7.808681   $ 3,270,643     0.75%        8.14%      0.00%
        2003...............................     417,152     $ 7.220579   $ 3,012,081     0.75%       30.51%      0.00%
        2002...............................     422,595     $ 5.532464   $ 2,337,993     0.75%      -28.45%      0.00%
        2001...............................     372,206     $ 7.732644   $ 2,878,135     0.75%      -32.32%      1.10%
        2000...............................     318,530     $11.425914   $ 3,639,493     0.75%      -27.88%      0.00%
   SMALL CAP GROWTH SUBACCOUNT
        2004...............................     246,276     $11.755440   $ 2,895,083     0.75%       10.61%      0.00%
        2003...............................     255,980     $10.627603   $ 2,720,454     0.75%       44.27%      0.00%
        2002...............................     263,778     $ 7.366641   $ 1,943,156     0.75%      -29.65%      0.00%
        2001...............................     255,827     $10.471667   $ 2,678,934     0.75%      -39.95%      0.00%
        2000...............................     242,290     $17.438980   $ 4,225,295     0.75%      -17.49%      0.00%
   MID CAP OPPORTUNITY SUBACCOUNT
        2004...............................     657,075     $22.048624   $14,487,599     0.75%       12.71%      0.00%
        2003...............................     690,056     $19.562124   $13,498,964     0.75%       45.25%      0.04%
        2002...............................     680,877     $13.467665   $ 9,169,820     0.75%      -26.18%      0.00%
        2001...............................     678,248     $18.244681   $12,374,416     0.75%      -13.48%      1.28%
        2000...............................     631,007     $21.120711   $13,327,314     0.75%       -9.12%      0.00%
   S&P 500 INDEX SUBACCOUNT
        2004...............................   1,435,557     $17.315314   $24,857,125     0.75%        9.48%      1.15%
        2003...............................   1,429,233     $15.816000   $22,604,745     0.75%       26.89%      1.22%
        2002...............................   1,297,802     $12.464522   $16,176,487     0.75%      -23.21%      1.13%
        2001...............................   1,126,657     $16.230974   $18,286,748     0.75%      -13.98%      2.06%
        2000...............................     975,222     $18.868311   $18,400,789     0.75%      -10.32%      3.14%
   SOCIAL AWARENESS SUBACCOUNT (NOTE 5)
        2002...............................      42,878     $ 5.501551   $   235,893     0.75%      -28.85%      0.00%
        2001...............................      39,607     $ 7.732189   $   306,252     0.75%      -20.38%      0.00%
        2000...............................      37,937     $ 9.711308   $   368,413     0.75%      -13.43%      0.00%
   BLUE CHIP SUBACCOUNT
        2004...............................     131,968     $10.803433   $ 1,425,703     0.75%        8.78%      1.36%
        2003...............................     131,115     $ 9.931007   $ 1,302,108     0.75%       25.64%      1.43%
        2002...............................      75,011     $ 7.904297   $   592,912     0.75%      -20.03%      0.92%
        2001...............................      60,504     $ 9.884110   $   598,028     0.75%       -4.94%      0.67%
        2000...............................      33,841     $10.398014   $   351,877     0.75%        0.32%      0.73%
   EQUITY INCOME SUBACCOUNT (NOTE 5)
        2002...............................      37,905     $ 6.518672   $   247,089     0.75%      -21.47%      1.51%
        2001...............................      18,267     $ 8.300559   $   151,628     0.75%      -12.48%      1.57%
        2000...............................       5,860     $ 9.484445   $    55,578     0.75%      -13.14%      1.43%
   HIGH INCOME BOND SUBACCOUNT
        2004...............................     109,023     $13.564645   $ 1,478,859     0.75%        9.84%      0.37%
        2003...............................      80,651     $12.348929   $   995,958     0.75%       21.87%      7.84%
        2002...............................      57,364     $10.132594   $   581,243     0.75%        3.17%     10.84%
        2001...............................      25,230     $ 9.821229   $   247,785     0.75%        3.50%     13.23%
        2000...............................       6,486     $ 9.489367   $    61,549     0.75%       -7.79%      6.33%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                     INVESTMENT
                                    ACCUMULATION   VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                      UNITS***        UNIT         VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ----------   -----------   ---------   --------   ----------   ---------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   CAPITAL GROWTH SUBACCOUNT
        2004......................     270,898     $ 8.400468   $ 2,275,671     0.75%       18.81%      0.00%
        2003......................     274,649     $ 7.070243   $ 1,941,834     0.75%       39.06%      0.00%
        2002......................     237,616     $ 5.084446   $ 1,208,144     0.75%      -42.49%      0.00%
        2001......................     204,936     $ 8.841553   $ 1,811,952     0.75%      -15.24%      0.00%
        2000......................     188,206     $10.431717   $ 1,963,311     0.75%      -26.56%      0.00%
   NASDAQ-100 INDEX SUBACCOUNT
        2004......................     191,727     $ 4.834448   $   926,893     0.75%        9.18%      0.00%
        2003......................     212,661     $ 4.427988   $   941,659     0.75%       46.76%      0.00%
        2002......................      69,005     $ 3.017132   $   208,198     0.75%      -37.80%      0.00%
        2001......................      40,660     $ 4.850717   $   197,228     0.75%      -33.16%      0.00%
        2000......................       2,980     $ 7.256762   $    21,628     0.75%      -27.43%      0.00%     10/16/00
   BRISTOL SUBACCOUNT
        2004......................      18,117     $11.141823   $   201,858     0.75%        7.81%      1.49%
        2003......................       8,607     $10.334381   $    88,949     0.75%       31.47%      0.51%
        2002......................       3,479     $ 7.860542   $    27,345     0.75%      -21.39%      0.00%       5/1/02
   BRYTON GROWTH SUBACCOUNT
        2004......................      28,613     $ 9.831775   $   281,321     0.75%        6.70%      0.00%
        2003......................      19,708     $ 9.214372   $   181,597     0.75%       34.60%      0.00%
        2002......................       2,144     $ 6.845612   $    14,677     0.75%      -31.54%      0.00%       5/1/02
   JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
   GROWTH SUBACCOUNT
        2004......................     835,071     $ 8.053696   $ 6,725,404     0.75%        3.74%      0.15%
        2003......................     897,138     $ 7.763542   $ 6,964,970     0.75%       30.75%      0.10%
        2002......................     880,663     $ 5.937630   $ 5,229,053     0.75%      -27.06%      0.00%
        2001......................     849,118     $ 8.140145   $ 6,911,944     0.75%      -25.30%      0.07%
        2000......................     797,787     $10.896910   $ 8,693,414     0.75%      -15.19%      2.44%
   WORLDWIDE GROWTH SUBACCOUNT
        2004......................     456,543     $ 9.180474   $ 4,191,284     0.75%        4.00%      0.99%
        2003......................     519,631     $ 8.827598   $ 4,587,094     0.75%       23.07%      1.11%
        2002......................     558,895     $ 7.172911   $ 4,008,905     0.75%      -26.06%      0.91%
        2001......................     586,165     $ 9.700598   $ 5,686,148     0.75%      -23.02%      0.44%
        2000......................     539,952     $12.601009   $ 6,803,937     0.75%      -16.30%      2.04%
   BALANCED SUBACCOUNT
        2004......................     338,523     $11.464965   $ 3,881,149     0.75%        7.72%      2.27%
        2003......................     354,790     $10.643572   $ 3,776,235     0.75%       13.20%      2.21%
        2002......................     367,869     $ 9.402358   $ 3,458,833     0.75%       -7.14%      2.69%
        2001......................     265,788     $10.125474   $ 2,691,224     0.75%       -5.38%      2.81%
        2000......................     197,829     $10.701013   $ 2,116,973     0.75%       -3.00%      6.65%
   STRONG VARIABLE INSURANCE FUNDS, INC.:
   OPPORTUNITY II SUBACCOUNT
        2004......................     132,025     $13.085651   $ 1,727,637     0.75%       17.34%      0.00%
        2003......................     158,569     $11.152086   $ 1,768,379     0.75%       35.99%      0.08%
        2002......................     169,102     $ 8.200818   $ 1,386,777     0.75%      -27.36%      0.52%
        2001......................     101,329     $11.290309   $ 1,144,032     0.75%       -4.42%      0.54%
        2000......................      41,787     $11.812926   $   493,631     0.75%        5.81%      0.37%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                              INVESTMENT
                                             ACCUMULATION   VALUE PER       FAIR                    TOTAL       INCOME
                                               UNITS***        UNIT         VALUE      EXPENSES*   RETURN**   RATIO****
                                             ------------   ----------   -----------   ---------   --------   ----------
   STRONG VARIABLE INSURANCE FUNDS, INC.: (CONTINUED)
   MULTI CAP VALUE II SUBACCOUNT
        2004...............................      24,011     $13.818954   $   331,802     0.75%       15.89%      0.00%
        2003...............................      31,274     $11.923738   $   372,905     0.75%       37.37%      0.11%
        2002...............................      31,350     $ 8.680263   $   272,130     0.75%      -23.73%      0.51%
        2001...............................      29,908     $11.381305   $   340,388     0.75%        3.34%      0.00%
        2000...............................      21,367     $11.013003   $   235,319     0.75%        7.02%      0.52%
   MID CAP GROWTH II SUBACCOUNT
        2004...............................     286,088     $ 7.330807   $ 2,097,254     0.75%       18.27%      0.00%
        2003...............................     317,008     $ 6.198555   $ 1,964,993     0.75%       33.22%      0.00%
        2002...............................     285,484     $ 4.653023   $ 1,328,365     0.75%      -38.01%      0.00%
        2001...............................     233,869     $ 7.506339   $ 1,755,503     0.75%      -31.29%      0.00%
        2000...............................     160,557     $10.924629   $ 1,754,028     0.75%      -15.47%      0.00%
   GOLDMAN SACHS VARIABLE INSURANCE TRUST:
   GROWTH & INCOME SUBACCOUNT
        2004...............................     157,667     $10.446877   $ 1,647,124     0.75%       17.91%      1.86%
        2003...............................     124,784     $ 8.859945   $ 1,105,580     0.75%       23.44%      1.49%
        2002...............................     108,055     $ 7.177819   $   775,602     0.75%      -12.00%      1.48%
        2001...............................     101,805     $ 8.156502   $   830,372     0.75%      -10.02%      0.46%
        2000...............................     101,634     $ 9.064387   $   921,253     0.75%       -5.39%      0.38%
   CORE US EQUITY SUBACCOUNT
        2004...............................      42,485     $ 9.741352   $   413,858     0.75%       14.08%      1.33%
        2003...............................      31,071     $ 8.538810   $   265,308     0.75%       28.51%      0.75%
        2002...............................      31,068     $ 6.644373   $   206,427     0.75%      -22.48%      0.76%
        2001...............................      15,789     $ 8.570796   $   135,321     0.75%      -12.60%      0.56%
        2000...............................       9,799     $ 9.806522   $    96,094     0.75%      -10.29%      1.21%
   CAPITAL GROWTH SUBACCOUNT
        2004...............................      51,544     $ 8.662395   $   446,495     0.75%        8.27%      0.76%
        2003...............................      48,744     $ 8.000482   $   389,972     0.75%       22.82%      0.28%
        2002...............................      43,293     $ 6.514163   $   282,017     0.75%      -24.90%      0.22%
        2001...............................      29,300     $ 8.673416   $   254,132     0.75%      -15.10%      0.18%
        2000...............................      17,270     $10.216351   $   176,440     0.75%       -8.66%      0.23%
   VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I:
   US REAL ESTATE SUBACCOUNT
        2004...............................      55,907     $25.840150   $ 1,444,635     0.75%       35.38%      1.55%
        2003...............................      30,017     $19.087498   $   572,957     0.75%       36.49%      0.00%
        2002...............................      23,213     $13.984648   $   324,620     0.75%       -1.53%      3.96%
        2001...............................      18,883     $14.201310   $   268,159     0.75%        9.02%      3.64%
        2000...............................      24,304     $13.026396   $   316,589     0.75%       28.31%      2.03%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                     INVESTMENT
                                    ACCUMULATION   VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                      UNITS***        UNIT         VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ----------   -----------   ---------   --------   ----------   ---------
   LAZARD RETIREMENT SERIES, INC.:
   EMERGING MARKET SUBACCOUNT
        2004......................     155,868     $16.198029   $ 2,524,762     0.75%       29.61%      0.67%
        2003......................     122,395     $12.497189   $ 1,529,594     0.75%       51.80%      0.06%
        2002......................      96,494     $ 8.232580   $   794,394     0.75%       -2.23%      0.61%
        2001......................      76,516     $ 8.420653   $   644,315     0.75%       -5.79%      0.50%
        2000......................      61,947     $ 8.937743   $   553,666     0.75%      -28.61%      0.18%
   SMALL CAP SUBACCOUNT
        2004......................     215,959     $18.929703   $ 4,088,038     0.75%       14.03%      0.00%
        2003......................     228,798     $16.600558   $ 3,798,176     0.75%       36.20%      0.00%
        2002......................     202,846     $12.188342   $ 2,472,361     0.75%      -18.29%      0.00%
        2001......................     109,560     $14.916457   $ 1,634,246     0.75%       17.74%      0.13%
        2000......................      20,488     $12.668639   $   259,560     0.75%       20.15%      0.33%
   PBHG INSURANCE SERIES FUND:
   TECHNOLOGY & COMMUNICATIONS SUBACCOUNT
        2004......................     108,826     $ 1.787272   $   194,503     0.75%        5.63%      0.00%
        2003......................     109,516     $ 1.692039   $   185,305     0.75%       44.25%      0.00%
        2002......................      81,354     $ 1.172959   $    95,425     0.75%      -54.33%      0.00%
        2001......................      45,848     $ 2.568427   $   117,758     0.75%      -52.68%      0.00%
        2000......................       1,976     $ 5.427213   $    10,727     0.75%      -45.73%      0.00%     10/16/00
   FIDELITY VARIABLE INSURANCE FUND -- SERVICE
     CLASS 2:
   VIP MID-CAP SUBACCOUNT
        2004......................     430,075     $15.282343   $ 6,572,554     0.75%       23.73%      0.00%
        2003......................     281,491     $12.351746   $ 3,476,901     0.75%       37.22%      0.22%
        2002......................     191,244     $ 9.001224   $ 1,721,434     0.75%      -10.69%      0.46%
        2001......................      46,248     $10.079181   $   466,140     0.75%       -4.24%      0.00%
        2000......................         962     $10.525174   $    10,123     0.75%        5.25%      0.48%     10/16/00
   VIP CONTRAFUND SUBACCOUNT
        2004......................     346,354     $11.066510   $ 3,832,933     0.75%       14.30%      0.18%
        2003......................     208,277     $ 9.682016   $ 2,016,537     0.75%       27.24%      0.25%
        2002......................     136,760     $ 7.609122   $ 1,040,627     0.75%      -10.28%      0.49%
        2001......................      48,378     $ 8.480711   $   410,277     0.75%      -13.12%      0.07%
        2000......................       1,353     $ 9.761880   $    13,206     0.75%       -2.38%      0.00%     10/16/00
   VIP GROWTH SUBACCOUNT
        2004......................     195,135     $ 6.943076   $ 1,354,834     0.75%        2.35%      0.12%
        2003......................     130,832     $ 6.783468   $   887,494     0.75%       31.56%      0.10%
        2002......................      94,176     $ 5.156370   $   485,609     0.75%      -30.82%      0.11%
        2001......................      44,978     $ 7.453054   $   335,222     0.75%      -18.48%      0.02%
        2000......................       1,041     $ 9.142770   $     9,517     0.75%       -8.57%      0.00%     10/16/00
   VIP EQUITY INCOME SUBACCOUNT
        2004......................      85,443     $12.324168   $ 1,053,017     0.75%       10.40%      0.37%
        2003......................       1,468     $11.162872   $    16,383     0.75%       11.63%      0.00%      10/1/03

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                     INVESTMENT
                                    ACCUMULATION   VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                      UNITS***        UNIT         VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ----------   -----------   ---------   --------   ----------   ---------
   JANUS ASPEN SERIES -- SERVICE SHARES:
   GROWTH SUBACCOUNT
        2004......................     272,210     $ 6.496077   $ 1,768,298     0.75%        3.42%      0.00%
        2003......................     261,637     $ 6.281021   $ 1,643,344     0.75%       30.51%      0.00%
        2002......................     216,781     $ 4.812521   $ 1,043,263     0.75%      -27.27%      0.00%
        2001......................     158,049     $ 6.616731   $ 1,045,766     0.75%      -25.46%      0.00%
        2000......................      17,291     $ 8.876902   $   153,486     0.75%      -11.23%      0.00%     10/16/00
   WORLDWIDE GROWTH SUBACCOUNT
        2004......................     329,032     $ 6.595879   $ 2,170,252     0.75%        3.75%      0.94%
        2003......................     309,465     $ 6.357622   $ 1,967,460     0.75%       22.76%      0.87%
        2002......................     270,776     $ 5.178897   $ 1,402,323     0.75%      -26.26%      0.68%
        2001......................     158,107     $ 7.023270   $ 1,110,428     0.75%      -23.20%      0.33%
        2000......................      11,009     $ 9.144478   $   100,674     0.75%       -8.56%      0.03%     10/16/00
   BALANCED SUBACCOUNT
        2004......................     321,668     $10.582332   $ 3,403,995     0.75%        7.48%      2.31%
        2003......................     315,006     $ 9.845411   $ 3,101,364     0.75%       12.88%      1.87%
        2002......................     295,782     $ 8.722353   $ 2,579,913     0.75%       -7.37%      2.29%
        2001......................     132,477     $ 9.416226   $ 1,247,432     0.75%       -5.62%      2.64%
        2000......................       8,038     $ 9.976617   $    80,195     0.75%       -0.23%      0.61%     10/16/00
   INTERNATIONAL GROWTH SUBACCOUNT
        2004......................      19,533     $15.005571   $   293,109     0.75%       17.80%      1.02%
        2003......................       3,484     $12.738082   $    44,381     0.75%       33.53%      0.99%
        2002......................          77     $ 9.539312   $       738     0.75%       -4.61%      0.54%       8/1/02
   J.P. MORGAN SERIES TRUST II:
   SMALL COMPANY SUBACCOUNT
        2004......................      27,823     $14.823647   $   412,444     0.75%       26.22%      0.00%
        2003......................       6,715     $11.744213   $    78,865     0.75%       34.97%      0.00%
        2002......................       4,868     $ 8.701600   $    42,361     0.75%      -22.24%      0.22%
        2001......................          13     $11.189680   $       143     0.75%       11.90%      0.00%      11/1/01
   MID CAP VALUE SUBACCOUNT
        2004......................     111,349     $16.965568   $ 1,889,093     0.75%       20.16%      0.25%
        2003......................      62,767     $14.119621   $   886,253     0.75%       28.66%      0.16%
        2002......................      15,582     $10.974191   $   171,000     0.75%        0.07%      0.02%
        2001......................         422     $10.966816   $     4,626     0.75%        9.67%      0.00%      11/1/01
   MFS VARIABLE INSURANCE TRUST -- SERVICE
     CLASS:
   NEW DISCOVERY SUBACCOUNT
        2004......................      11,528     $10.924674   $   125,941     0.75%        5.42%      0.00%
        2003......................       9,200     $10.363340   $    95,345     0.75%       32.44%      0.00%
        2002......................       4,625     $ 7.825056   $    36,190     0.75%      -32.31%      0.00%
        2001......................         230     $11.559996   $     2,657     0.75%       15.60%      0.00%      11/1/01
   INVESTORS GROWTH STOCK SUBACCOUNT
        2004......................      21,020     $10.123793   $   212,807     0.75%        8.17%      0.00%
        2003......................       9,471     $ 9.359017   $    88,638     0.75%       21.69%      0.00%
        2002......................       4,393     $ 7.690730   $    33,784     0.75%      -28.25%      0.00%
        2001......................         461     $10.719368   $     4,943     0.75%        7.19%      0.00%      11/1/01

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                     INVESTMENT
                                    ACCUMULATION   VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                      UNITS***        UNIT         VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ----------   -----------   ---------   --------   ----------   ---------
   MFS VARIABLE INSURANCE TRUST -- SERVICE
     CLASS: (CONTINUED)
   MID CAP GROWTH SUBACCOUNT
        2004......................      28,148     $ 9.601466   $   270,264     0.75%       13.53%      0.00%
        2003......................      13,799     $ 8.457559   $   116,710     0.75%       35.59%      0.00%
        2002......................       1,438     $ 6.237515   $     8,969     0.75%      -43.86%      0.00%
        2001......................         111     $11.109985   $     1,238     0.75%       11.10%      0.00%      11/1/01
   TOTAL RETURN SUBACCOUNT
        2004......................     292,490     $12.235474   $ 3,578,753     0.75%       10.20%      1.46%
        2003......................     187,961     $11.103088   $ 2,086,953     0.75%       15.14%      1.31%
        2002......................      79,742     $ 9.642978   $   768,947     0.75%       -6.06%      1.27%
        2001......................       4,834     $10.264559   $    49,624     0.75%        2.65%      0.00%      11/1/01
   THE PRUDENTIAL SERIES FUND, INC:
   JENNISON SUBACCOUNT
        2004......................       5,796     $13.405738   $    77,699     0.75%        8.40%      0.05%
        2003......................       3,117     $12.366554   $    38,545     0.75%       28.64%      0.00%
        2002......................         395     $ 9.613094   $     3,794     0.75%       -3.87%      0.00%       8/1/02
   JENNISON 20/20 FOCUS SUBACCOUNT
        2004......................       4,848     $14.701350   $    71,278     0.75%       14.52%      0.00%
        2003......................         901     $12.837748   $    11,562     0.75%       27.84%      0.00%
   UBS SERIES TRUST:
   U.S. ALLOCATION SUBACCOUNT
        2004......................       5,142     $13.792909   $    70,922     0.75%        9.55%      0.57%
        2003......................       3,007     $12.590041   $    37,863     0.75%       26.42%      0.49%
        2002......................       1,316     $ 9.958652   $    13,102     0.75%       -0.41%      0.00%       8/1/02
   PIMCO VARIABLE INSURANCE TRUST --
     ADMINISTRATIVE SHARES:
   REAL RETURN SUBACCOUNT
        2004......................     120,877     $12.486194   $ 1,509,295     0.75%        8.11%      1.02%
        2003......................      78,296     $11.549961   $   904,315     0.75%        8.04%      2.74%
        2002......................      20,344     $10.690019   $   217,475     0.75%        6.90%      1.40%       8/1/02
   TOTAL RETURN SUBACCOUNT
        2004......................     191,988     $11.339607   $ 2,177,073     0.75%        4.11%      1.89%
        2003......................     163,180     $10.892084   $ 1,777,366     0.75%        4.26%      2.69%
        2002......................      32,651     $10.446748   $   341,102     0.75%        4.47%      1.38%       8/1/02
   GLOBAL BOND SUBACCOUNT
        2004......................      43,172     $13.351423   $   576,405     0.75%        9.78%      1.86%
        2003......................      24,598     $12.162240   $   299,166     0.75%       13.59%      2.10%
        2002......................       2,013     $10.707431   $    21,551     0.75%        7.07%      0.68%       8/1/02
   CALVERT VARIABLE SERIES, INC.:
   SOCIAL EQUITY SUBACCOUNT (NOTE 5)
        2004......................      42,268     $ 7.292769   $   308,249     0.75%        6.36%      0.08%
        2003......................      38,706     $ 6.856813   $   265,397     0.75%       17.23%      0.02%       5/2/03

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                     INVESTMENT
                                    ACCUMULATION   VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                      UNITS***        UNIT         VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ----------   -----------   ---------   --------   ----------   ---------
   DREYFUS VARIABLE INVESTMENT FUND -- SERVICE
   CLASS:
   APPRECIATION SUBACCOUNT
        2004......................      14,185     $12.213093   $   173,249     0.75%        4.01%      1.51%
        2003......................      11,917     $11.741767   $   139,925     0.75%       17.42%      3.21%       5/1/03
   ROYCE CAPITAL FUND:
   SMALL-CAP SUBACCOUNT
        2004......................     164,379     $17.381640   $ 2,857,176     0.75%       24.02%      0.00%
        2003......................      52,318     $14.015231   $   733,251     0.75%       40.15%      0.00%       5/1/03
   MICRO-CAP SUBACCOUNT
        2004......................     105,354     $16.661540   $ 1,755,352     0.75%       13.00%      0.00%
        2003......................      37,266     $14.745218   $   549,502     0.75%       47.45%      0.00%       5/1/03
   VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS --
     CLASS II:
   CORE PLUS FIXED INCOME SUBACCOUNT
        2004......................       3,346     $11.938729   $    39,942     0.75%        3.30%      3.85%
        2003......................       2,452     $11.557769   $    28,336     0.75%       15.58%      0.04%       5/2/03
   US REAL ESTATE SUBACCOUNT
        2004......................      19,904     $17.330581   $   344,946     0.75%       35.06%      1.06%
        2003......................       2,463     $12.832128   $    31,600     0.75%       28.32%      0.00%       5/1/03

   ------------------

     * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to policy holder accounts through the redemption of units.

    ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from inception date through the end of the period.

    *** Accumulation units are rounded to the nearest whole number.

   **** The Investment Income Ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets (by product). This ratio excludes those expenses, such as mortality and expense charges, that results in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratios for funds that were eligible for investment during only a portion of the year are annualized.

(3) RISK & ADMINISTRATIVE EXPENSE AND CONTRACT CHARGES

   Although variable life payments differ according to the investment performance of the underlying funds with the Accounts, they are not affected by mortality or expense experience because ONLAC assumes the expense risk and the mortality risk under the policies. ONLAC charges the Accounts' assets for assuming those risks. Such charges will be assessed through the unit value calculation.

   Total premium expense charges in the Account amounted to approximately $1,605,000 and $1,383,000 during 2004 and 2003, respectively.

   A surrender charge is assessed in connection with all complete surrenders, all decreases in stated amount and certain partial surrenders consisting of two components: (1) a contingent deferred sales charge, and (2) a contingent deferred insurance underwriting charge.

   The contingent deferred sales charge is a percentage of premiums paid in the first two contract years. The contingent deferred sales charge percentages are scaled by age at issue or increase. The contingent deferred sales charges were $1,357,192 and $1,262,030 for the periods ended December 31, 2004 and 2003, respectively. The contingent deferred insurance underwriting

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

   charge varies with the age at issue or increase. The contingent deferred insurance underwriting charges were $350,751 and $259,258 for the periods ended December 31, 2004 and 2003, respectively.

   The table on the following pages illustrates product and contract level charges. These basic charges are assessed through reduction of daily unit values:

   MORTALITY AND EXPENSE RISK FEES
   This basic charge is assessed through reduction of daily
     unit values...............................................               0.75%

   The following charges are assessed through the redemption of units:
   PREMIUM EXPENSE CHARGE
   Deducted from premiums upon receipt.........................          1.25% to 7.50%
   PREMIUM TAXES
   Deducted from premiums upon receipt. Variable depending on
     state of policy issue.....................................             0% to 4%
   SURRENDER FEES
   Of stated surrendered amount if surrendered in the first
     year. (per $1000).........................................         $13.79 to $60.00
   TRANSFER FEES -- per transfer
   (currently no charge for the first 4 transfers each contract
     year).....................................................             $3 to $15
   ADMINISTRATIVE FEES
   Upon the partial surrender amount...........................      the lesser of $25 or 2%
   COST OF INSURANCE
   Deducted monthly. Determined by age, gender and rate class with the maximums not exceeding charges posted in the 1980
     Commissioner's Standard Ordinary Mortality tables. (per
     $1000)....................................................         $.00008 to $83.33
   MAINTENANCE FEE
   Deducted monthly............................................             $5 to $10
   UNIT LOAD
   Deducted monthly. Charge is based on the issue age of the
     younger insured...........................................          $0.013 to $0.05
   DEATH BENEFIT GUARANTEE OPTION
   Deducted monthly
   Stated amount for 10 year to age 70 guarantee (per $1000)...          $0.01 to $0.03
   Stated amount of the guarantee to maturity (per $1000)......          $0.03 to $0.05

   The following charges for riders are assessed through the
     redemption of units:
   TERM RIDER
   Deducted monthly. Provides additional death benefit on the
     life of the policyholder. (per $1000).....................          $0.06 to $83.33
   ADDITIONAL INSURED TERM
   Deducted Monthly. Provides additional death benefit on the
     life of another person. (per $1000).......................          $0.05 to $83.33

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004


   SPOUSAL INSURED TERM
   Deducted Monthly. Provides additional death benefit on the
     life of the insured spouse. (per $1000).....................        $0.05 to $83.33
   FAMILY TERM LIFE INSURANCE
   Deducted monthly. Provides term insurance coverage on all
     current and future children. Regardless of the number of
     children. (per $1000).......................................              $0.44
   CONTINUATION OF COVERAGE RIDER
   Deducted monthly. Provides for payment of full death benefit
     past maturity date (per $1000)..............................         $0.00 to $0.90
   ACCIDENTAL DEATH BENEFIT
   Deducted monthly. Provides additional death benefit if
     insured's sole cause of death is an accident. (per $1000)...         $0.05 to $0.29
   LIFETIME ADVANTAGE RIDER
   Upon submission of claim. Allows for up to one half of the death benefit (up to $250,000) to be paid in advance of the death of the insured in the event of terminal illness.
     Reduction of remaining death benefit of the amount taken
     under the rider.............................................           up to 10%
   EXCHANGE OF LIFE INSURED -- per exchange
   Allows the insured life to be changed.........................              $75
   GUARANTEED PURCHASE OPTION
   Deducted monthly. Provides the right to purchase chosen
     amount of insurance coverage at certain dates without
     evidence of insurability. (per $1000).......................        $0.00 to $0.19
   WAIVER OF STIPULATED PREMIUM FOR TOTAL DISABILITY
   Deducted monthly. Credits a stipulated premium to the policy
     if insured is totally disabled. (per $1000).................        $0.01 to $0.18
   PREFERRED LOAN RIDER
   Deducted monthly. Allows you to take a policy loan after 10 years without large out-of-pocket interest charges Charge is
     equal to annual charge of 20% of assets.....................              20%
   JOINT TERM LIFE RIDER
   Deducted monthly. Provides for the purchase of additional
     second to die term insurance as part or your policy. (per
     $1000)......................................................        $0.06 to $83.33
   DOUBLE COVERAGE RIDER
   Deducted monthly. Provides for payment of double the death benefit if both the insureds die within the first four
     policy years. (per $1000)...................................        $0.06 to $83.33
   SINGLE TERM LIFE RIDER
   Deducted monthly. Allows you to purchase additional term
     life insurance on one of the insureds. (per $1000)..........        $0.05 to $83.33

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004


   FAMILY SPLIT OPTION RIDER
   Deducted monthly. Enables you to divide the policy into two individual policies in the event of divorce or tax law
     changes. (per $1000)......................................             $0.05
   WAIVER OF PREMIUM AT FIRST DEATH
   Deducted monthly. Credits a stipulated premium to the policy
     upon the death of the first insured to die. (per $1000)...          $0.001 to $2.12

(4) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLAC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the policy holder upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares. Accordingly, ONLAC does not provide for income taxes within the Account.

(5) FUND MERGERS & REPLACEMENTS

   Effective April 29, 2003, the Subaccount of the Ohio National Fund, Inc. Equity Income Portfolio was merged into the Subaccount of the Ohio National Fund, Inc. Blue Chip Portfolio.

   Effective May 2, 2003, the Subaccount of the Ohio National Fund, Inc. Social Awareness Portfolio was terminated and replaced with the Subaccount of the Calvert Variable Series Social Equity Portfolio.

OHIO NATIONAL VARIABLE ACCOUNT R

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Ohio National Life Assurance Corporation and
 Contract Owners of Ohio National Variable Account R:

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account R (comprised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 22, 2005

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Ohio National Variable Account R
Post Office Box 371
Cincinnati, Ohio 45201



Form1324 Rev. 2-05